FEBRUARY 28, 2002

SEMIANNUAL REPORT



INVESCO BOND FUNDS, INC.

HIGH YIELD FUND

SELECT INCOME FUND

TAX-FREE BOND FUND

U.S. GOVERNMENT SECURITIES FUND


"...THESE TACTICS WILL ALLOW US TO CAPITALIZE ON THE NEXT BUSINESS UP-CYCLE, WHICH WILL LIKELY GAIN MOMENTUM DURING THE SECOND HALF OF THIS YEAR." SEE PAGE 3





[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

EXPANDING YOUR OPTIONS IN A CHALLENGING MARKET

FELLOW  SHAREHOLDER:

In the pages of this report, you will read about one of the most challenging market environments in history. The last six months began with the heinous acts of terrorism on September 11, which led to a sharp downturn. Although we did see improvement in the fourth quarter of 2001, progress was soon undermined again, this time by the sudden collapse of Enron Corp -- a company many investors had previously viewed as a stalwart -- and the resulting flurry of doubts surrounding corporate accounting practices.

Under such tough conditions, even the generally more stable bond market felt great pressure. High yield securities were particularly hard-hit, and, though Treasuries managed a gain, their relative success was partially clouded by questions regarding the likelihood of a Federal Reserve tightening in 2002.

Given this degree of volatility, you may be second-guessing your exposure to bonds. Indeed, you might begin to doubt the validity of your investment strategy entirely. However, history has shown that it is precisely at times like these that investors who question their investment strategies can make costly mistakes.

Indeed, many investors need support and guidance if they hope to stick to their plans and realize their long-term goals. This is one reason why we have decided to offer INVESCO funds through additional share classes -- so that more shareholders can take advantage of the expertise that a professional financial advisor can provide.

As a result, INVESCO funds are now only available to NEW investors through financial advisors. At the same time, IF YOU ARE AN EXISTING DIRECT SHAREHOLDER, your relationship with us will not change. If you so choose, you will still be able to invest, exchange or redeem shares directly with us as you've always done. And all the services you have come to expect from INVESCO will still be available to you.

In other words, this change does not have to affect you at all. Whether you choose to continue to invest with us directly or with the assistance of a financial professional, we look forward to maintaining a long-term, prosperous relationship with you.

If you have any questions about our new fund structure, or if you would simply like to discuss your account, I invite you to call us at 1-800-525-8085. Our Investor Services representatives are ready to assist you as always.

Sincerely,

/s/ Mark H. Williamson

Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"A BACKDROP OF ECONOMIC GROWTH COUPLED WITH LOW INFLATION IS IDEAL FOR HIGH YIELD BONDS, AND THAT'S PRECISELY THE TYPE OF ENVIRONMENT WE COULD SEE IN 2002." -- PAGE 12

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN...................... 1

FUND REPORTS.................................. 3

AN INTERVIEW WITH BOB HICKEY..................11

MARKET HEADLINES..............................13

INVESTMENT HOLDINGS...........................15

FINANCIAL STATEMENTS..........................34

NOTES TO FINANCIAL STATEMENTS.................45

FINANCIAL HIGHLIGHTS..........................50

                                         INVESCO BOND FUNDS, INC.
                                             TOTAL RETURN
                                         PERIODS ENDED 2/28/02*

                                                                                              Manager's
                                        Cumulative                           10 years or       Report
Fund (Inception)                         6 months    1 year    5 years+   Since Inception **+   Page #
-------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-INVESTOR CLASS (3/84)    (18.18%)   (32.96%)    (4.31%)         3.14%              3
-------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS C (2/00)           (19.56%)   (34.55%)      N/A         (19.49%)**           3
-------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS K (12/00)          (18.52%)   (33.38%)      N/A         (23.42%)**           3
-------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-INVESTOR CLASS (1/77) (7.62%)     (9.60%)     2.97%          5.93%              5
-------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS C  (2/00)       (8.96%)    (11.29%)      N/A          (1.07%)**           5
-------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS K  (12/00)      (7.55%)     (9.85%)      N/A          (4.54%)**           5
-------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-INVESTOR CLASS (8/81)  0.91%       5.63%      5.31%          6.00%              7
-------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-CLASS C (2/00)        (0.49%)      3.77%       N/A           14.74%**           7
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-
  INVESTOR CLASS (1/86)                   2.10%       5.75%      7.47%           6.89%             9
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-
  CLASS C (2/00)                          0.72%       3.96%       N/A            9.17%**           9
-------------------------------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES FOR THE CUMULATIVE 6-MONTH AND 1-YEAR PERIODS SHOWN AT THE RATE OF 1%.

+ AVERAGE ANNUALIZED

** FOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY

HIGH YIELD FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2002, the value of High Yield Fund-Investor Class shares declined 18.18%. The fund's benchmark, the Merrill Lynch High Yield Master Trust Index, declined 1.63% over the period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

TELECOM BONDS CONTINUED TO UNDERPERFORM

During the last six months, the high yield market remained bifurcated into two distinct camps: bonds issued by telecommunications companies, which performed poorly, and everything else. Unfortunately, the fund was overweighted in telecommunications bonds, an exposure that was the primary factor in our underperformance during the period. The telecom group remained under pressure from the slowing economy, which had a negative impact on the group's revenues. And the fact that several participants in the sector filed for bankruptcy protection only exacerbated investors' already negative view of telecommunications issues.

--------------------------------------------------------------------------------
                                HIGH YIELD FUND--
                         TOP 10 BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 2/28/02
--------------------------------------------------------------------------------
Western  Resources.......................................................6.98%
Niagara Mohawk Power.....................................................5.86%
Chancellor Media of Los Angeles..........................................5.37%
Star Choice Communication................................................5.02%
Level 3 Communications...................................................3.61%
United Rentals...........................................................3.43%
MDC Communications.......................................................3.14%
Renaissance Media Group LLC .............................................3.07%
Park Place Entertainment.................................................2.71%
Madison River Capital LLC................................................2.66%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

HIGH YIELD MARKET REBOUNDED ALONG WITH INVESTOR SENTIMENT

The horrible events of September 11, and their subsequent effects on the economy and investor confidence, led to an exceptionally soft high yield market during the fall of 2001. But as the period progressed, and data started to emerge that the economy was not in as bad a shape as many had originally feared, the high yield market firmed. During this period, the fund enjoyed solid performance from its casino and leisure bonds, two areas that were hit hard following the terrorist attacks, when investors worried that leisure travel and consumer discretionary spending would plummet. But these bonds eventually moved higher, as data revealed that consumer sentiment was rebounding,

Other areas that supported performance included the fund's homebuilder and energy bonds, as well as its health care and media holdings. Indeed, had it not been for the poor performance of the fund's telecommunications bonds, our performance over the past six months would have more closely approximated the showing of the high yield market overall.

POSITIONED FOR A RECOVERY

Although the fund's telecom bonds have performed poorly, and investor sentiment toward the group remains poor, we continue to have an overweight position in these securities. We believe that the downside risk is now fairly limited, as several of these bonds are trading at what we think are "rock-bottom" valuations. Now the potential for reward appears to greatly outweigh the risk.

As for the rest of the portfolio, we have continued to diversify its holdings. We believe these tactics will allow us to capitalize on the next business up-cycle, which will likely gain momentum during the second half of this year. However, we have likely seen the end of the Federal Reserve's easing campaign, and the next interest rate intervention will likely be to raise rates rather than lower them. Nevertheless, we are confident that our focus on credit analysis will unearth several compelling opportunities that are poised to benefit from the recovery and could enjoy a credit upgrade.

LINE GRAPH:  INVESCO HIGH YIELD FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Investor Class to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO High Yield Fund - Investor Class, inclusion of redemption fee, for the ten year period ended 2/28/02.

            INVESCO HIGH YIELD FUND -           MERRILL LYNCH HIGH
            INVESTOR CLASS                      YIELD MASTER TRUST INDEX(2)

2/92        $10,000                             $10,000
2/93        $11,535                             $11,630
2/94        $12,947                             $13,244
2/95        $12,637                             $13,493
2/96        $14,889                             $15,740
2/97        $16,983                             $17,558
2/98        $19,780                             $19,756
2/99        $19,446                             $20,139
2/00        $20,731                             $20,327
2/01        $20,327                             $21,136
2/02        $13,627                             $20,770

LINE GRAPH:  INVESCO HIGH YIELD FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class C to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO High Yield Fund - Class C, inclusion of contingent deferred sales charge, for the period from inception (2/00) through 2/28/02.

            INVESCO HIGH YIELD FUND -           MERRILL LYNCH HIGH
            CLASS C                             YIELD MASTER TRUST INDEX(2)

2/00        $10,000                             $10,000
2/01        $ 9,668                             $10,398
2/02        $ 6,424                             $10,218

LINE GRAPH:  INVESCO HIGH YIELD FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class K to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/00) through 2/28/02.

            INVESCO HIGH YIELD FUND -           MERRILL LYNCH HIGH
            CLASS K                             YIELD MASTER TRUST INDEX(2)

12/00       $10,000                             $10,000
2/01        $10,867                             $10,997
2/02        $ 7,239                             $10,807

PIE CHART:  HIGH YIELD FUND
            ASSET DIVERSIFICATION
            AS OF 2/28/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Corporate Bonds-Domestic...............73.62%
            Corporate Bonds-Foreign................14.95%
            Common and Preferred Stocks
               & Warrants...........................6.16%
            U.S. Govt. Obligations..................0.88%
            Other...................................0.53%
            Net Cash & Cash Equivalents.............3.86%

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2) THE MERRILL LYNCH HIGH YIELD MASTER INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WOTH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, COMPARED TO HIGHER-RATED SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]
ROBERT J. HICKEY
HIGH YIELD FUND

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. BEFORE JOINING INVESCO FUNDS GROUP, BOB WORKED FOR VAN KAMPEN INVESMTENTS, WHERE HE SERVED AS DIRECTOR OF CORPORATE BONDS. HE BEGAN HIS INVESTMENT CAREER IN 1989.

SELECT INCOME FUND

YOUR FUNDS REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2002, the value of Select Income Fund-Investor Class shares declined 7.62%. This return lagged that of the Lehman Government/Credit Bond Index, which rose 2.59% during the same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

FLIGHT TO QUALITY HINDERS HIGH YIELDS

The Federal Reserve's easing campaign, coupled with the market's aversion to risk, supported bond prices during the past six months. However, the "flight-to-quality" that kept stocks under pressure also hindered the performance of high yield bonds, particularly those of lower credit quality. The fund's exposure to lower-rated high yield bonds hindered performance during the period. The fund's telecommunications bonds, in particular, performed poorly, with many losing significant value, as the group continued to be plagued by bankruptcies and the slowing economy.

--------------------------------------------------------------------------------
                              SELECT INCOME FUND--
                         TOP 10 BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 2/28/02
--------------------------------------------------------------------------------
US Treasury Notes........................................................21.82%
Chancellor Media of Los Angeles...........................................7.47%
Niagara Mohawk Power......................................................6.08%
US Treasury Bonds.........................................................5.35%
Freddie Mac...............................................................4.63%
Commonwealth Edison.......................................................3.22%
Auburn Hills Trust........................................................3.13%
Public Service of New Mexico..............................................3.02%
Resolution Funding........................................................2.94%
Cleveland Electric Illuminating...........................................2.32%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

INVESTMENT-GRADE BONDS LEAD THE MARKET

Conversely, the fund's higher quality bonds performed well, with those of shorter maturities performing best. Early in the period, we elected to increase the fund's exposure to Treasuries, a move that paid off as volatile equity markets spurred investors into so-called "safe haven" investments. Also supporting performance were the funds investment-grade corporate bonds, including those issued by select industrials and health care service providers.

PIE CHART:  SELECT INCOME FUND
            ASSET DIVERSIFICATION
            AS OF 2/28/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Corporate Bonds-Domestic.....................58.66%
            U.S. Government Obligations..................27.17%
            Corporate Bonds-Foreign.......................4.72%
            U.S. Govt. Agency Obligations.................7.57%
            Common and Preferred Stocks
               & Warrants.................................0.22%
            Other.........................................0.17%
            Net Cash & Cash Equivalents...................1.49%

The fund's utility first mortgage bonds also performed well, as our strategy to capitalize on the ability of utilities to recover the excessive cost incurred during the construction of nuclear power plants continued to deliver expected results.

EXPANSION AHEAD

Going forward, we continue to believe the economy will improve as the year progresses, and it should be back in expansion mode by the end of 2002. We have been encouraged by recent economic data, and believe the Fed's monetary stimuli have finally started to work through the economy. That said, we do not believe the economy will enjoy a "v-shaped" recovery, but rather choppy improvement that will likely keep investor sentiment volatile.

With real interest rates at their lowest levels in 40 years, we are inclined to believe we are at the bottom of the rate cycle. In our opinion, the central bank's next move will likely be to raise rates rather than lower them. With this in mind, we will continue to monitor the fund's overall duration and will modify our tactics should the interest rate climate change. Our hope is that these steps will normalize returns and decrease the fund's overall volatility, yet continue to provide competitive yields.

LINE GRAPH:  INVESCO SELECT INCOME FUND - INVESTOR CLASS GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Investor Class to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/02.

            INVESCO SELECT INCOME FUND -        LEHMAN GOVERNMENT/CREDIT
            INVESTOR CLASS                      BOND INDEX(4)

2/92        $10,000                             $10,000
2/93        $11,341                             $11,329
2/94        $12,214                             $11,976
2/95        $12,508                             $12,136
2/96        $14,393                             $13,668
2/97        $15,377                             $14,328
2/98        $17,236                             $15,863
2/99        $17,993                             $16,870
2/00        $17,972                             $16,996
2/01        $19,688                             $19,293
2/02        $17,798                             $20,701

LINE GRAPH:  INVESCO SELECT INCOME FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class C to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Select Income Fund - Class C, inclusion of contingent deferred sales charge, for the period from inception (2/00) through 2/28/02.

            INVESCO SELECT INCOME FUND -        LEHMAN GOVERNMENT/CREDIT
            CLASS C                             BOND INDEX(4)

2/00        $10,000                             $10,000
2/01        $10,906                             $11,351
2/02        $ 9,783                             $12,180

LINE GRAPH:  INVESCO SELECT INCOME FUND - CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class K to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/00) through 2/28/02.

            INVESCO SELECT INCOME FUND -        LEHMAN GOVERNMENT/CREDIT
            CLASS K                             BOND INDEX(4)

12/00       $10,000                             $10,000
2/01        $10,486                             $10,475
2/02        $ 9,452                             $11,240


(3) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4) THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEX IS NOT MANAGED; THEREFORE ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]
ROBERT J. HICKEY
SELECT INCOME FUND

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. BEFORE JOINING INVESCO FUNDS GROUP, BOB WORKED FOR VAN KAMPEN INVESMTENTS, WHERE HE SERVED AS DIRECTOR OF CORPORATE BONDS. HE BEGAN HIS INVESTMENT CAREER IN 1989.

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]
RICHARD HINDERLIE
SELECT INCOME FUND

A VICE PRESIDENT OF INVESCO FUNDS GROUP, DICK HINDERLIE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

TAX-FREE BOND FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2002, the value of Tax Free Bond Fund-Investor Class shares rose 0.91%, trailing the 1.99% gain posted by the Lehman Municipal Bond Index over the same period. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

MUNIS PROVIDED HAVEN DURING MARKET TURMOIL

The past six months saw three starkly different market periods. Early on, investment-grade bonds rallied as economic worries kept investors somewhat risk averse. Of course, the market's risk aversion spiked after the terrorist attacks, pushing bond prices higher and interest rates lower. For its part, the Federal Reserve continued to pump liquidity into the system, taking real interest rates to their lowest levels since the 1960s. These trends provided a nice boost to municipal bonds, which also benefited from the "flight-to-quality," as munis have recently -- and historically -- endured few defaults and generally sport solid credit ratings.

PIE CHART:  TAX-FREE BOND FUND
            CREDIT RATINGS
            AS OF 2/28/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Aaa.............................65.88%
            Aa..............................18.22%
            A...............................12.40%
            Baa..............................1.96%
            NR...............................1.54%

On November 8, the interest rate environment took a turn for the worse, as investors became increasingly confident that the economy was improving and business activity was rebounding from the lows of September. This change in sentiment spurred money out of more stable investments, notably bonds, and into more aggressive instruments such as stocks. In particular, this rotation hurt bonds with short maturities. During this period, municipals were hit especially hard, as a flood of new issuance temporarily distorted the supply and demand dynamic.

Municipal markets, and the bond market as a whole, stabilized during the first two months of 2002. For the most part, economic data has started to depict an improving economy. But the data remains inconsistent, which is to be expected during the early stages of recovery. The supply calendar also has become more manageable.

CAPITAL PRESERVATION WAS A PRIMARY GOAL

Although the fund underperformed its benchmark during the period, we are pleased with our showing. We are less concerned with outperforming our benchmark than we are with maintaining a relatively consistent, tax-free return. With this goal of capital preservation at the forefront of our minds, we are willing to accept periods of modest underperformance if it means our investors are confident their principal is relatively safe. That is not to say that we are satisfied with the current yield. On the contrary, we would like to increase the dividend as much as we can without exposing our shareholders to undue risk. This will remain our goal as we move ahead.

MUNIS REMAIN ATTRACTIVELY VALUED RELATIVE TO TREASURIES

We are encouraged by the economy's progress, but we remain cautious in our optimism. Municipals remain attractively valued, particularly when compared to Treasuries. Consider that at the end of the period, AAA-rated, 10-year municipal general obligation bonds were yielding more than 87% of the value of an equivalent Treasury bond. And if you factor in the persistently low default rate of municipal issuers, munis represent a viable alternative to Treasury bonds. If the recovery continues its choppy pace, and investor sentiment remains volatile, then municipal bonds should continue to deliver competitive, tax-advantaged results for fixed-income investors.

--------------------------------------------------------------------------------
                       TAX-FREE BOND FUND - TOP 10 STATES
                       % OF TOTAL NET ASSETS AS OF 2/28/02
--------------------------------------------------------------------------------
Texas..............................................................21.03%
Indiana............................................................10.40%
Illinois............................................................7.45%
New York............................................................6.59%
Michigan............................................................6.20%
Massachusetts.......................................................5.79%
Louisiana...........................................................4.94%
Missouri............................................................4.25%
Ohio................................................................3.71%
New Mexico..........................................................3.46%
--------------------------------------------------------------------------------

LINE GRAPH:  INVESCO TAX-FREE BOND FUND - INVESTOR CLASS GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Investor Class to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/02.

            INVESCO TAX-FREE BOND FUND -        LEHMAN MUNICIPAL
            INVESTOR CLASS                      BOND INDEX(6)

2/92        $10,000                             $10,000
2/93        $11,473                             $11,376
2/94        $12,069                             $12,006
2/95        $12,054                             $12,232
2/96        $13,202                             $13,584
2/97        $13,829                             $14,332
2/98        $14,887                             $15,642
2/99        $15,620                             $16,604
2/00        $15,117                             $16,259
2/01        $16,959                             $18,265
2/02        $17,913                             $19,514

LINE GRAPH:  INVESCO TAX-FREE BOND FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class C to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Tax-Free Bond Fund - Class C, inclusion of contingent deferred sales charge, for the period from inception (2/00) through 2/28/02.

            INVESCO TAX-FREE BOND FUND -        LEHMAN MUNICIPAL
            CLASS C                             BOND INDEX(6)

2/00        $10,000                             $10,000
2/01        $12,636                             $11,234
2/02        $13,239                             $12,002

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. INCOME FROM TAX-FREE BOND FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES, AS WELL AS TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

(6)THE LEHMAN MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE BROAD TAX-EXEMPT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN THIS OR ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD A. BERRY OMITTED]
RICHARD A. BERRY, CFA
TAX-FREE BOND FUND

RICHARD BERRY IS VICE PRESIDENT AT AIM CAPITAL MANAGEMENT, INC. HE IS LEAD MANAGER OF INVESCO TAX-FREE BOND FUND. HE BEGAN HIS INVESTMENT CAREER IN 1968, AND HAS WORKED FOR AIM SINCE 1987. HE HAS A BA AND MBA FROM TEXAS CHRISTIAN UNIVERSITY, AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.


[PHOTOGRAPH OF STEPHEN D. TURMAN OMITTED]
STEPHEN D. TURMAN, CFA
TAX-FREE BOND FUND

STEPHEN D. TURMAN, VICE PRESIDENT AND PORTFOLIO MANAGER OF AIM, IS THE CO-PORTFOLIO MANAGER OF INVESCO TAX-FREE BOND FUND. STEPHEN JONED AIM IN 1985 AND MANAGES SEVERAL OTHER AIM FIXED-INCOME FUNDS. STEPHEN IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND HOLDS A BBA IN FINANCE FROM THE UNIVERSITY OF TEXAS AT ARLINGTON.

U.S. GOVERNMENT SECURITIES FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2002, the value of U.S. Government Securities Fund-Investor Class shares rose 2.10%. This return outperformed that of the Lehman Government Long Bond Index, which gained 1.30% over the same period. (Of course, past performance is not a guarantee of future results.)(7),(8) For performance of other share classes, please see page 2.

TREASURIES OFFER A HAVEN AMIDST VOLATILE MARKETS

The period was marked by volatility. Investors first adjusted to market fallout from the events of September 11, and then, in the fourth quarter of 2001, began focusing on the possibility of an end to the recession -- which fueled a resurgence in equities. However, in the final two months of the period, investors reverted to a wary stance in the wake of Enron Corp's bankruptcy. Amid these swings in sentiment, Treasuries' "safe haven" reputation proved alternately beneficial and detrimental, depending on the prevailing outlook for the economy.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES FUND--
                           TOP BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 2/28/02
--------------------------------------------------------------------------------
US Treasury Bonds.......................................................35.06%
Freddie Mac.............................................................22.42%
Government National Mortgage Association I..............................21.77%
US Treasury Notes.......................................................19.63%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

The Federal Reserve, as always, played an integral role in market activity, implementing four interest rate cuts during the first four months of the period before opting to hold rates steady in January and February 2002. The Federal government's fiscal status is beginning to tilt toward deficit bias as the emergence of tax cuts and growth in defense spending are entering the mix. Meanwhile, recent equity market performance is starting to reinforce business and consumer optimism, although the ongoing terrorist threat and widening war effort will likely cloud the economic and market picture for some time.

HIGH CREDIT QUALITY AND LIQUIDITY

We have successfully navigated this challenging environment by structuring the fund to reflect the highest credit quality and level of liquidity available. Specifically, we exposed the portfolio to a balance of mortgage-backed securities and Treasury bonds, which are backed by the full faith and credit of the U.S. government. We also invested in government agency securities, a category of investment carrying the implicit backing of Congress. At the end of the period, approximately 55% of the fund was committed to Treasury notes and bonds, with about 45% allocated toward government agency and mortgage-backed securities, and the remaining balance placed in shorter-term investments. We consistently managed the fund with a low-side average duration of six years.

INTEREST RATES ARE THE KEY GOING FORWARD

As we look ahead, there is one question that is foremost in our thoughts: How soon will it be before the Federal Reserve begins to raise interest rates? We will be closely monitoring several factors that could precipitate a tightening stance. These include increases in commodity market prices, a sustained reading above 50 in the Institute of Supply Management Index (which would signify expansion in the all-important manufacturing sector), a rise in the capacity utilization rate back toward a measurement in the 80s, or a series of decreases in the monthly unemployment rate.

Although the bond market has enjoyed a 20-year run of higher prices and lower yields, we are obviously closer to the reversal of this trend today than we were in previous years. With this in mind, we expect to maintain an overweight position in mortgage-backed securities going forward because these securities offer relative price stability and higher yields.

PIE CHART:  U.S. GOVERNMENT
            SECURITIES FUND
            ASSET DIVERSIFICATION
            AS OF 2/28/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

            U.S. Govt. Obligations....................54.69%
            U.S. Govt. Agency Obligations.............44.19%
            Net Cash & Cash Equivalents................1.12%

LINE GRAPH:  INVESCO U.S. GOVERNMENT  SECURITIES FUND - INVESTOR CLASS
             GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Investor Class to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/02.

            INVESCO U.S. GOVERNMENT SECURITIES  LEHMAN GOVERNMENT LONG
            FUND - INVESTOR CLASS               BOND INDEX(8)

2/92        $10,000                             $10,000
2/93        $11,321                             $11,796
2/94        $11,808                             $12,790
2/95        $11,624                             $12,684
2/96        $13,124                             $14,966
2/97        $13,584                             $15,499
2/98        $15,419                             $18,193
2/99        $16,365                             $19,564
2/00        $16,157                             $19,396
2/01        $18,417                             $22,790
2/02        $19,476                             $23,903

LINE GRAPH:  INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS C
             GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class C to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO U.S. Government Securities Fund - Class C, inclusion of contingent deferred sales charge, for the period from inception (2/00) through 2/28/02.

            INVESCO U.S. GOVERNMENT SECURITIES  LEHMAN GOVERNMENT LONG
            FUND - CLASS C                      BOND INDEX(8)

2/00        $10,000                             $10,000
2/01        $11,396                             $11,750
2/02        $11,961                             $12,323


(7)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. FUND SHARES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

(8)THE LEHMAN GOVERNMENT LONG BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONGER-TERM GOVERNMENT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND, INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]
RICHARD HINDERLIE
U.S GOVERNMENT SECURITIES FUND

DICK HINDERLIE IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

QUESTIONS & ANSWERS

AN INTERVIEW WITH PORTFOLIO MANAGER BOB HICKEY

[PHOTOGRAPH OF BOB HICKEY OMITTED]
BOB HICKEY IS A VICE PRESIDENT AT INVESCO FUNDS GROUP

CHARTING A NEW COURSE IN THE HIGH YIELD MARKET

BOB, IT'S BEEN APPROXIMATELY FIVE MONTHS SINCE YOU TOOK OVER MANAGEMENT RESPONSIBILITIES OF INVESCO HIGH YIELD FUND. WHAT CHANGES HAVE YOU MADE?

BOB HICKEY: When we assumed management of the fund, the fixed-income group had several goals. First, we wanted to decrease the volatility, as measured by beta, which compares the portfolio's volatility to the market's volatility. Second, we wanted to increase the number of holdings to enhance diversification. Third, we wanted to decrease the position sizes, so the fund's overall performance would not be as easily influenced by a small number of holdings. We also wanted to strip interest rate volatility out of the portfolio. And, finally, we wanted to increase the fund's overall industry and sector diversification. We thought that these steps would help to decrease overall volatility and make the fund's performance more reflective of the overall high-yield market.

We've made progress in achieving several of those objectives. For example, we have decreased the beta by 11%, from 1.8 to 1.6. We have also increased the number of industries and sectors represented in the fund by 15%. We took steps to neutralize the fund's duration, which we think will help make the fund's relative performance less subject to interest rate movements, and more dependent on credit selection. Another tactic we employed was to increase the portfolio's exposure to higher quality, more defensive names. As a result of these steps, the character of the fund has changed from one that was at the riskier end of the spectrum of high yield funds to one that is more in the middle of the pack.

IS THE TRANSITION COMPLETE?

BOB HICKEY: If I had to quantify it, I'd say we are about 80% of the way there. We have yet to decrease the position sizes as much as we would like, but that's because some of the fund's telecommunications holdings have fallen on such hard times, they're just not very liquid. So that has set us back somewhat.

WHAT ARE YOUR PLANS FOR THE TELECOM BONDS?

BOB HICKEY: We have already decreased the fund's exposure to the group considerably. We sold off our positions in bonds that we felt were not going to come out of this difficult period in good shape. As for the bonds we still own, while we can't give any guarantees, we think they're the survivors. Some of these companies might have to undergo restructuring, while others will simply endure and emerge from this business downturn as compelling opportunities.

Furthermore, considering how the telecom group has performed, with many bonds having lost substantial value, we believe that our holdings are trading at valuations that discount the worst-case scenarios. And, given our optimism about our holdings' long-term prospects, we believe that our shareholders will ultimately be rewarded for their patience. When these bonds recover, we think the upward price movement will be significant. At this point, the potential for reward for many of these holdings, in our opinion, greatly outweighs the potential downside risks. That's not to say that we're completely out of the woods with all these bonds. There may be a future problem that arises that simply can't be discerned today, given the available information. But we're doing our best to assess their balance sheets and their accounting, and so far, our analysis has us fairly confident about their long-term viability.

ASIDE FROM THESE SELECT TELECOM NAMES, WHERE ELSE ARE YOU FINDING OPPORTUNITIES?

BOB HICKEY: I'm pleased to report that, as we've restructured the portfolio, we have found plenty of opportunities to invest. To name a few, we are enthusiastic about several opportunities in energy, which we believe would receive a boost from an improved economy, and in the leisure group, which continues to see business bounce back off the September lows. We're also excited about opportunities in radio and broadcasting, two areas that could benefit from an economic upswing, as well as a more accommodative regulatory environment that could lead to increased merger and acquisition activity. The cable area is also somewhat intriguing, as the deal between AT&T and Comcast has reset the valuations in that group.

THE LAST TWO YEARS HAVE BEEN DIFFICULT FOR INVESTORS. IS THERE LIGHT AT THE END OF THE TUNNEL?

BOB HICKEY: It's important for shareholders to realize that we're working our way through the obstacles presented by the fund's telecom holdings and making significant progress. Obviously, I can't guarantee that the worst is behind us, but we feel pretty good about our current telecom holdings. The steps we've taken to make the fund's performance more reflective of the broader high yield market should also be encouraging. A backdrop of economic growth coupled with low inflation is ideal for high yield bonds, and that's precisely the type of environment we should see in 2002. And if high yield bonds rally, we want to make sure that we participate. Given the way we have the portfolio positioned, we're confident we will.

"WE TOOK STEPS TO NEUTRALIZE THE FUND'S DURATION, WHICH WE THINK WILL HELP MAKE THE FUND'S RELATIVE PERFORMANCE LESS SUBJECT TO INTEREST RATE MOVEMENTS, AND MORE DEPENDENT ON CREDIT SELECTION."

MARKET HEADLINES

MARKET OVERVIEW:

SEPTEMBER 2001 THROUGH FEBRUARY 2002

The six-month period ended February 28, 2002, was a highly volatile time for financial markets. It began with the tragic events of September 11, which caused Americans to rethink a wide variety of behaviors and views, including spending habits and lifestyle priorities. The attacks on the World Trade Center and Pentagon also assured a pronounced downturn for the U.S. economy. In the days following, business activity essentially ground to a halt and consumer confidence -- the last prop for the economy -- plummeted.

After a four-day trading hiatus, during which uncertainty spiked to all-time highs, stock markets reopened on September 17 and promptly fell sharply, despite calls for patriotic buying and coordinated rate cuts from the Federal Reserve and the European Central Bank. Hardest hit were companies competing in the travel, tourism, and leisure industries. Interest rates fell as investors rotated into investments believed to be more defensive.

By the end of September, however, Americans slowly returned to their routines, and stock markets stabilized. The Bush administration's plan to spend generously to help the nation recover from the tragedies and shore up America's defenses reassured investors who were looking expectantly toward a recovery.

October saw investor sentiment improve as the U.S. military action in Afghanistan and another Fed rate cut offset the uncertainty presented by the anthrax scares. With confidence in our financial system and government growing by the day, stocks -- particularly growth and technology stocks -- rallied as investors recognized that the monetary and fiscal stimuli that had led to economic improvement just prior to the attacks were still in place. Over and above these encouraging measures, however, were increased government spending and lower energy prices, two new developments since the terrorist attacks.

In November, market tone continued to improve as the allied forces enjoyed several quick and meaningful successes in the war on terrorism. Back home, positive statements from a number of companies suggesting they had started to see business activity pick up also spurred investors to seek more aggressive investments. The market's improving risk tolerance pressured bonds of higher credit quality, and the yield curve steepened as investors became more hopeful about the months ahead. Meanwhile, the Fed continued its easing cycle, cutting interest rates once again.

Although the stock market's upswing tapered off in December, optimism persisted as the year ended. Additional evidence that the economy had bottomed in September surfaced during December. Most notably, consumer confidence improved significantly, and the National Association of Purchasing Managers' report (renamed the Institute for Supply Management report in 2002) reached its highest level of 2001. The Fed implemented its final rate cut of the year -- the 11th of 2001 and the fourth of the six-month period beginning in September -- bringing the federal funds rate to a low of 1.75%. But in negative news, influential energy trading giant Enron Corp announced bankruptcy as questionable accounting practices undermined its businesses and investor support.

The Enron debacle proved to be injurious to the entire market in January, which began on a positive note and then fell prey to growing concern over accounting methods in general. Yet positive news surfaced as well, such as the fourth-quarter gross domestic product data reported in January (which showed unexpected growth of 0.2%), a strong consumer confidence reading, and Institute for Supply Management data indicating that the manufacturing sector was on the mend.

A similar trend of strong economic data coupled with poor investor sentiment carried over into February, the final month of the period. Fourth-quarter GDP growth was revised to an even higher figure of 1.4%, unemployment dropped, retail sales were strong, and durable goods orders increased. However, investors remained skeptical. As we head further into 2002, investors will be watching to gauge whether these signs of economic improvement will ultimately lead to a sustained rebound in corporate earnings and the recovery that appears to be on the horizon.

"THE ENRON DEBACLE PROVED TO BE INJURIOUS TO THE ENTIRE MARKET IN JANUARY, WHICH BEGAN ON A POSITIVE NOTE AND THEN FELL PREY TO GROWING CONCERN OVER ACCOUNTING METHODS IN GENERAL."

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2002
UNAUDITED

                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
HIGH YIELD FUND
90.66  FIXED INCOME SECURITIES
0.90   US GOVERNMENT OBLIGATIONS
       US Treasury Notes, 4.750%, 11/15/2008
         (Amortized Cost $2,951,368)                                $   2,945,000    $   2,963,521
===================================================================================================
89.76  CORPORATE BONDS
3.84   ALTERNATIVE CARRIERS
       Level 3 Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
         12/1/2008                                                  $  52,710,000       11,859,750
         3/15/2010                                                  $   1,500,000          307,500
       United Pan-Europe Communications NV
         Sr Discount Step-Up Notes, Series B
           Zero Coupon(a), 8/1/2009                          NL     $   5,120,000          512,000
===================================================================================================
                                                                                        12,679,250
9.74   BROADCASTING-- RADIO/TV
       Chancellor Media of Los Angeles
         Sr Sub Notes, Series B, 8.125%, 12/15/2007                 $  17,475,000       18,086,625
       Corus Entertainment, Sr Sub Notes(b)
         8.750%, 3/1/2012                                           $   1,800,000        1,785,348
       Fox Family Worldwide, Sr Discount Notes
         9.275%, 11/1/2007                                          $   6,050,000        5,898,734
       Paxson Communications, Sr Discount Step-Up
         Notes(b),  Zero Coupon(a), 1/15/2009                       $   1,000,000          682,500
       Sinclair Broadcast Group, Sr Sub Notes(b)
         8.750%, 12/15/2011                                         $   1,500,000        1,575,000
       XM Satellite Radio, Sr Secured Notes
         14.000%, 3/15/2010                                         $   3,750,000        2,700,000
       Young Broadcasting, Sr Notes(b), 8.500%, 12/15/2008          $   1,400,000        1,459,500
===================================================================================================
                                                                                        32,187,707
0.98   BUILDING PRODUCTS
       Schuler Homes, Sr Sub Exchange Notes, 10.500%, 7/15/2011     $   3,000,000        3,225,000
===================================================================================================
9.73   CABLE & SATELLITE OPERATORS
       Adelphia Communications, Sr Notes, 10.250%, 6/15/2011        $   1,750,000        1,802,500
       EchoStar DBS, Sr Notes(b), 9.125%, 1/15/2009                 $   2,000,000        2,027,500
       NTL Inc, Sr Deferred Step-Up Notes, Series B
         Zero Coupon(a), 4/1/2008                                   $   3,330,000        1,048,950
       Renaissance Media Group LLC, Gtd Sr Discount
         Step-Up Notes, Zero Coupon(a), 4/15/2008                   $  12,600,000       10,332,000
       Star Choice Communication, Sr Secured Notes
         13.000%, 12/15/2005                                 CA     $  16,114,000       16,919,700
===================================================================================================
                                                                                        32,130,650
4.58   CASINOS & GAMING
       Hollywood Casino, Sr Secured Notes
         11.250%, 5/1/2007                                          $   1,000,000        1,103,750



                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

       Park Place Entertainment, Sr Sub Notes
         8.125%, 5/15/2011                                          $   9,000,000    $   9,146,250
       Penn National Gaming, Sr Sub Notes
         8.875%, 3/15/2010                                          $   5,000,000        4,887,500
===================================================================================================
                                                                                        15,137,500
0.39   CONSTRUCTION & FARM MACHINERY
       Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                  $   1,260,000        1,297,800
===================================================================================================
0.70   DIVERSIFIED CHEMICALS
       Huntsman Corp, Sr Sub Notes(b)(c), 9.500%, 7/1/2007          $   8,500,000        2,295,000
===================================================================================================
3.21   DIVERSIFIED COMMERCIAL SERVICES
       MDC Communications, Sr Sub Notes
         10.500%, 12/1/2006                                  CA     $  13,750,000       10,587,500
===================================================================================================
3.49   DIVERSIFIED FINANCIAL SERVICES
       Bear Island Paper LLC/Bear Island Finance II
         Sr Secured Notes, Series B, 10.000%, 12/1/2007             $   3,050,000        2,562,000
       Madison River Capital LLC/Madison River Finance
         Sr Notes, 13.250%, 3/1/2010                                $  11,500,000        8,970,000
===================================================================================================
                                                                                        11,532,000
15.61  ELECTRIC UTILITIES
       Duquesne Light
         1st Collateral Trust, 8.375%, 5/15/2024                    $   3,500,000        3,647,395
         Secured Medium-Term Notes, Series B
           8.200%, 11/15/2022                                       $   4,500,000        4,670,059
       Niagara Mohawk Power, 1st Mortgage
         9.750%, 11/1/2005                                          $  17,500,000       19,727,803
       Western Resources, Sr Notes
         6.875%, 8/1/2004                                           $   2,420,000        2,334,112
         6.250%, 8/15/2018                                          $  22,150,000       21,196,841
===================================================================================================
                                                                                        51,576,210
0.30   ELECTRICAL EQUIPMENT & INSTRUMENTS
       Solectron Corp, Sr Notes, 9.625%, 2/15/2009                  $   1,000,000        1,000,000
===================================================================================================
0.55   HEALTH CARE EQUIPMENT
       Packard BioScience, Sr Sub Notes, Series B
         9.375%, 3/1/2007                                           $   1,750,000        1,832,040
===================================================================================================
0.31   HEALTH CARE FACILITIES
       Hanger Orthopedic Group, Sr Notes(b)
         10.375%, 2/15/2009                                         $   1,000,000        1,030,000
===================================================================================================
0.63   HEALTH CARE SUPPLIES
       United Surgical Partners, Sr Sub Notes
         10.000%, 12/15/2011                                        $   2,100,000        2,089,500
===================================================================================================
0.30   HOMEBUILDING
       Standard Pacific, Sr Notes, 8.500%, 4/1/2009                 $   1,000,000        1,007,500
===================================================================================================
0.32   HOTELS
       Host Marriott LP, Sr Notes(b)
         9.500%, 1/15/2007                                          $   1,000,000        1,050,000
===================================================================================================



                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

10.84  INTEGRATED TELECOMMUNICATION
          SERVICES
       CFW Communications, Sr Notes, 13.000%, 8/15/2010             $   7,250,000    $   4,712,500
       COLT Telecom Group PLC, Sr Discount Notes
         12.000%, 12/15/2006                                 UK     $  11,513,000        6,562,410
       Crown Castle International, Sr Notes
         9.375%, 8/1/2011                                           $   4,500,000        3,307,500
       Diamond Cable Communications PLC
         Sr Discount Notes
            11.750%, 12/15/2005                              UK     $   8,080,000        2,706,800
            10.750%, 2/15/2007                               UK     $   8,455,000        2,874,700
       Esprit Telecom Group PLC, Sr Notes(d)
         11.500%, 12/15/2007                                 UK     $   8,250,000           30,938
       GCI Inc, Sr Notes, 9.750%, 8/1/2007                          $   2,600,000        2,522,000
       McLeodUSA Inc, Sr Notes(e)
         12.000%, 7/15/2008(f)                                      $   4,000,000          970,000
         11.500%, 5/1/2009                                          $  11,500,000        2,702,500
       MetroNet Communications, Sr Discount
         Step-Up Notes, Zero Coupon(a)
            11/1/2007                                        CA     $   3,250,000          455,000
            6/15/2008                                        CA     $  36,650,000        5,131,000
       NEXTLINK Communications LLC
         Sr Discount Step-Up Notes, Zero Coupon(a)
            4/15/2008                                               $  10,600,000        1,007,000
         Sr Notes
            10.750%, 11/15/2008                                     $   5,750,000          632,500
            9.625%, 10/1/2007                                       $   3,825,000          420,750
       NEXTLINK Communications LLC/NEXTLINK
         Capital, Sr Notes, 12.500%, 4/15/2006                      $  16,065,000        1,767,150
===================================================================================================
                                                                                        35,802,748
2.70   INTEGRATED TELECOMMUNICATION
         SERVICES-- LONG DISTANCE
       Allegiance Telecom, Sr Discount Step-Up Notes
         Series B, Zero Coupon(a), 2/15/2008                        $  20,740,000        4,355,400
       Esat Telecom Group PLC, Sr Notes, Series B
         11.875%, 12/1/2008                                  IE     $   4,000,000        4,574,816
===================================================================================================
                                                                                         8,930,216
0.53   IT CONSULTING & SERVICES
       Key3Media Group, Sr Sub Notes
         11.250%, 6/15/2011                                         $   1,960,000        1,754,200
===================================================================================================
0.86   LEISURE FACILITIES
       Regal Cinemas, Sr Sub Notes(b)
         9.375%, 2/1/2012                                           $   1,000,000        1,032,500
       Six Flags, Sr Notes(b), 8.875%, 2/1/2010                     $   1,800,000        1,795,500
===================================================================================================
                                                                                         2,828,000
2.91   MOVIES & ENTERTAINMENT
       Ackerly Group, Sr Sub Notes, Series B
         9.000%, 1/15/2009                                          $   4,500,000        4,882,500
       AMC Entertainment, Sr Sub Notes(b)
         9.875%, 2/1/2012                                           $   2,200,000        2,106,500



                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
       CSC Holdings, Sr Notes, Series B, 7.625%, 4/1/2011           $   2,700,000    $   2,631,128
===================================================================================================
                                                                                         9,620,128
0.56   NATURAL GAS PIPELINES
       Dynegy Holdings, Sr Notes, 8.750%, 2/15/2012                 $   1,800,000        1,851,880
===================================================================================================
2.11   OIL & GAS DRILLING
       Pride International, Sr Notes, 10.000%, 6/1/2009             $   6,500,000        6,955,000
===================================================================================================
1.46   OIL & GAS EQUIPMENT & SERVICES
       Gulfmark Offshore, Gtd Sr Notes, 8.750%, 6/1/2008            $   5,050,000        4,822,750
===================================================================================================
2.11   OIL & GAS EXPLORATION & PRODUCTION
       Comstock Resources, Sr Notes(b), 11.250%, 5/1/2007           $   2,000,000        1,977,500
       Forest Oil, Sr Notes, 8.000%, 6/15/2008                      $   4,930,000        4,991,625
===================================================================================================
                                                                                         6,969,125
0.85   PAPER PACKAGING
       Appleton Papers, Sr Sub Notes(b)
         12.500%, 12/15/2008                                        $   2,000,000        1,880,000
       Graphic Packaging, Sr Sub Notes(b)
         8.625%, 2/15/2012                                          $     900,000          931,500
===================================================================================================
                                                                                         2,811,500
0.28   PUBLISHING & PRINTING
       PRIMEDIA Inc, Sr Notes, 10.250%, 6/1/2004                    $   1,000,000          940,000
===================================================================================================
0.48   SPECIALTY CHEMICALS
       IMC Global, Gtd Sr Notes, Series B, 11.250%, 6/1/2011        $   1,450,000        1,573,250
===================================================================================================
3.50   SPECIALTY STORES
       United Rentals, Gtd Sr Sub Notes, Series B
         8.800%, 8/15/2008                                          $  11,675,000       11,558,250
===================================================================================================
0.68   STEEL
       Oregon Steel Mills, Gtd 1st Mortgage, 11.000%, 6/15/2003     $   2,250,000        2,250,000
===================================================================================================
0.28   TEXTILES
       Collins & Aikman Floorcoverings, Sr Sub Notes(b)
         9.750%, 2/15/2010                                          $     900,000          927,000
===================================================================================================
4.93   WIRELESS TELECOMMUNICATION SERVICES
       Horizon PCS, Sr Notes(b), 13.750%, 6/15/2011                 $   2,960,00         2,101,600
       McCaw International Ltd, Sr Discount Step-Up Notes
         Zero Coupon(a), 4/15/2007                                  $   7,200,000          504,000
       Nextel Communications, Sr Notes
         9.500%, 2/1/2011                                           $   2,750,000        1,691,250
         9.375%, 11/15/2009                                         $   2,700,000        1,721,250
       Nextel International, Sr Notes(g), 12.750%, 8/1/2010         $   6,000,000          420,000
       Rural Cellular, Sr Sub Notes(b), 9.750%, 1/15/2010           $   2,900,000        2,349,000
       UbiquiTel Operating, Sr Sub Discount Step-Up Notes
         Zero Coupon(a), 4/15/2010                                  $   1,250,000          325,000
       US Unwired, Sr Sub Discount Step-Up Notes,
         Series B, Zero Coupon(a), 11/1/2009                        $   2,500,000        1,362,500
       VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009          $   5,297,000        5,826,700
===================================================================================================
                                                                                        16,301,300



                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

         TOTAL CORPORATE BONDS
           (Amortized Cost $463,117,538)                                             $ 296,553,004
===================================================================================================
       TOTAL FIXED INCOME SECURITIES
         (AMORTIZED COST $466,068,906)                                                 299,516,525
===================================================================================================
0.34   COMMON STOCKS & WARRANTS
0.02   BROADCASTING--RADIO/TV
       XM Satellite Radio Warrants(h) (Exp 2010)                            3,750           75,000
===================================================================================================
0.30   INTEGRATED TELECOMMUNICATION
          SERVICES
       Focal Communications(h)                                          4,576,071          973,178
===================================================================================================
0.02   INTEGRATED TELECOMMUNICATION
          SERVICES--LONG DISTANCE
       Ntelos Inc Warrants(b)(h) (Exp 2010)                                16,500           66,000
       STARTEC Global Communications Warrants(b)(h)
         (Exp 2008)                                                         3,850               39
===================================================================================================
                                                                                            66,039
0.00   INTERNET SOFTWARE & SERVICES
       Wam!Net Warrants(b)(g) (Exp 2005)                                   17,100              171
===================================================================================================
       TOTAL COMMON STOCKS & WARRANTS
         (COST $10,241,768)                                                          $   1,114,388
===================================================================================================
5.94   PREFERRED STOCKS
0.01   ALTERNATIVE CARRIERS
       Global Crossing Holdings Ltd
         Sr Exchangeable Pfd(i)(j), 10.500%                  BD            76,011              760
       Global Crossing Ltd, Conv Pfd(j), 6.750%              BD            23,750           44,531
===================================================================================================
                                                                                            45,291
0.16   BROADCASTING--RADIO/TV
       Cumulus Media, Pfd, Series A Shrs(i), 13.750%                          500          530,000
===================================================================================================
0.00   INTEGRATED TELECOMMUNICATION
         SERVICES
       XO Communications, Sr Exchangeable Pfd(i), 14.000%                 110,675            1,107
===================================================================================================
1.11   MOVIES & ENTERTAINMENT
       CSC Holdings
         Conv Pfd, Series H Shrs, 11.750%                                  18,000        1,858,500
         Pfd, Series M Shrs, 11.125%                                       17,750        1,819,375
===================================================================================================
                                                                                         3,677,875
4.66   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications, Exchangeable Pfd
         Series D Shrs(i), 13.000%                                          6,817        2,454,120
         Series E Shrs(i), 11.125%                                         40,409       12,930,880
===================================================================================================
                                                                                        15,385,000
       TOTAL PREFERRED STOCKS
         (COST $62,381,146)                                                             19,639,273
===================================================================================================


                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------


0.55   OTHER SECURITIES
0.55   ELECTRIC UTILITIES
       Alliant Energy Resources, Sr Sub Exchangeable
          Step-Down Notes(b), PAY PHONES(k), 7.250%(l)
          2/15/2003 (Each shr exchangeable for 2.5 shrs
          McLeodUSA(e) cmn stk) (Cost $5,031,000)                          76,000    $   1,805,000
===================================================================================================
2.51   SHORT-TERM INVESTMENTS
0.55   CORPORATE BONDS
0.26   ELECTRIC UTILITIES
       AES Corp, Sr Notes, 8.750%, 12/15/2002                       $   1,000,000          865,000
===================================================================================================
0.29   LIFE & HEALTH INSURANCE
       Conseco Inc, Notes, 8.500%, 10/15/2002                       $   1,000,000          955,000
===================================================================================================
         TOTAL CORPORATE BONDS
           (Amortized Cost $1,655,735)                                                   1,820,000
===================================================================================================
1.96   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         2/28/2002 due 3/1/2002 at 1.830%, repurchased
         at $4,968,253 (Collateralized by Freddie Mac
         Reference Notes, due 3/15/2010 at 7.000%
         value $5,077,254)                                          $   4,968,000        4,968,000
       Repurchase Agreement with State Street dated
         2/28/2002 due 3/1/2002 at 1.830%, repurchased
         at $1,500,076 (Collateralized by Freddie Mac
         Reference Notes, due 7/15/2006 at 5.500%
         value $1,533,398)                                          $   1,500,000        1,500,000
===================================================================================================
         TOTAL REPURCHASE AGREEMENTS
           (Cost $6,468,000)                                                             6,468,000
===================================================================================================
       TOTAL SHORT-TERM INVESTMENTS
         (AMORTIZED COST $8,123,735)                                                     8,288,000
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $551,846,555)                                                           $ 330,363,186
===================================================================================================

SELECT INCOME FUND
98.78  FIXED INCOME SECURITIES
27.58  US GOVERNMENT OBLIGATIONS
       US Treasury Bonds
         8.125%, 8/15/2019                                          $  10,000,000    $  12,823,440
         5.375%, 2/15/2031                                          $  10,000,000        9,944,530
       US Treasury Notes
         5.875%, 11/15/2004                                         $   7,500,000        7,965,233
         5.750%, 8/15/2010                                          $  80,000,000       84,843,760
===================================================================================================
         TOTAL US GOVERNMENT OBLIGATIONS
           (Amortized Cost $113,845,074)                                               115,576,963
===================================================================================================
7.69   US GOVERNMENT AGENCY OBLIGATIONS
       Freddie Mac, Gold, Participation Certificates
         5.500%, 12/1/2016                                          $  19,720,742       19,706,216



                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

       Resolution Funding, Generic Interest Strip
         Zero Coupon, 4/15/2009                                     $  18,000,000    $  12,493,710
===================================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
           (Amortized Cost $31,463,012)                                                 32,199,926
===================================================================================================
63.51  CORPORATE BONDS
4.10   AUTOMOBILE MANUFACTURERS
       Auburn Hills Trust, Gtd Exchangeable Certificates
         12.375%, 5/1/2020                                          $   9,500,000       13,297,596
       Ford Motor Credit, Notes, 7.250%,10/25/2011                  $   3,900,000        3,898,424
===================================================================================================
                                                                                        17,196,020
8.54   BROADCASTING--RADIO/TV
       Chancellor Media of Los Angeles
         Gtd Sr Sub Notes, Series B, 8.750%, 6/15/2007              $   8,000,000        8,320,000
         Sr Sub Notes, Series B, 8.125%, 12/15/2007                 $  22,650,000       23,442,750
       Fox Family Worldwide, Sr Discount Notes
         9.275%, 11/1/2007                                          $   3,750,000        4,012,500
===================================================================================================
                                                                                        35,775,250
0.48   CABLE & SATELLITE OPERATORS
       EchoStar DBS, Sr Notes(b), 9.125%, 1/15/2009                 $   2,000,000        2,027,500
===================================================================================================
0.56   CASINOS & GAMING
       Penn National Gaming, Sr Sub Notes
         8.875%, 3/15/2010                                          $   2,400,000        2,346,000
===================================================================================================
0.36   CONSTRUCTION & FARM MACHINERY
       Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                  $   1,465,000        1,508,950
===================================================================================================
0.52   CONSUMER FINANCE
       Household Finance, Notes, 5.750%, 1/30/2007                  $   2,200,000        2,164,945
===================================================================================================
0.81   DIVERSIFIED CHEMICALS
       Equistar Chemicals LP, Deb, 7.550%, 2/15/2026                $   4,600,000        3,385,269
===================================================================================================
27.64  ELECTRIC UTILITIES
       Appalachian Power, 1st Mortgage, Secured
         Medium-Term Notes, 8.000%, 6/1/2025                        $   4,000,000        4,017,664
       Cleveland Electric Illuminating
         1st Mortgage, Series B, 9.500%, 5/15/2005                  $   4,477,000        4,510,604
         Sr Secured Notes, Series D, 7.880%, 11/1/2017              $   4,000,000        4,338,212
       CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004            $   4,900,000        4,753,000
       Commonwealth Edison, 1st Mortgage
         Series 81, 8.625%, 2/1/2022                                $     965,000        1,004,371
         Series 83, 8.000%, 5/15/2008                               $   6,100,000        6,718,296
         Series 84, 8.500%, 7/15/2022                               $   2,650,000        2,679,964
         Series 86, 8.375%, 9/15/2022                               $   3,250,000        3,299,770
       Consumers Energy, 1st Refunding Mortgage
         7.375%, 9/15/2023                                          $   5,950,000        5,758,118
       Duquesne Light, 1st Collateral Trust
         7.550%, 6/15/2025                                          $   6,500,000        6,460,226
       El Paso Electric, 1st Mortgage, Series D
         8.900%, 2/1/2006                                           $   4,755,000        5,202,298
       Metropolitan Edison, Secured Medium-Term
         Notes, Series B, 6.970%, 10/19/2023                        $   3,500,000        3,218,540



                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

       New York State Electric & Gas, 1st Mortgage
         8.300%, 12/15/2022                                         $   4,800,000    $   4,768,546
       Niagara Mohawk Power, 1st Mortgage
         9.750%, 11/1/2005                                          $  10,732,000       12,098,216
         8.750%, 4/1/2022                                           $  12,630,000       13,267,562
         8.500%, 7/1/2023                                           $     500,000          515,253
       Pacific Gas & Electric, 1st Refunding Mortgage
         Series 92D, 8.250%, 11/1/2022                              $   2,223,000        2,195,213
       Pennsylvania Power, 1st Mortgage, 8.500%, 7/15/2022          $   2,000,000        1,946,480
       Potomac Edison, 1st Mortgage, 8.000%, 12/1/2022              $   5,200,000        5,433,631
       Public Service of New Mexico, Sr Notes
         Series A, 7.100%, 8/1/2005                                 $  11,375,000       11,845,072
         Series B, 7.500%, 8/1/2018                                 $   1,000,000          989,945
       Texas Utilities Electric, 1st Mortgage & Collateral Trust
         8.750%, 11/1/2023                                          $   5,000,000        5,334,185
         7.625%, 7/1/2025                                           $     348,000          350,744
       Toledo Edison, 1st Mortgage, Secured Medium-Term
         Notes, Series A, 9.220%, 12/15/2021                        $   1,975,000        2,072,506
       Western Resources, Sr Notes
         7.125%, 8/1/2009                                           $   2,194,000        2,052,090
         6.875%, 8/1/2004                                           $   1,015,000          978,977
===================================================================================================
                                                                                       115,809,483
0.52   ENVIRONMENTAL SERVICES
       Waste Management, Sr Notes, 6.500%, 11/15/2008               $   2,200,000        2,158,798
===================================================================================================
0.35   HEALTH CARE EQUIPMENT
       Packard BioScience, Sr Sub Notes, Series B
         9.375%, 3/1/2007                                           $   1,395,000        1,460,398
===================================================================================================
0.58   HEALTH CARE SUPPLIES
       United Surgical Partners, Sr Sub Notes
         10.000%, 12/15/2011                                        $   2,450,000        2,437,750
===================================================================================================
1.55   HOTELS
       Hilton Hotels, Sr Notes, 7.200%, 12/15/2009                  $   5,750,000        5,436,999
       Host Marriott LP, Sr Notes(b)
         9.500%, 1/15/2007                                          $   1,000,000        1,050,000
===================================================================================================
                                                                                         6,486,999
1.17   INTEGRATED OIL & GAS
       Texaco Capital, Gtd Notes, 5.500%, 1/15/2009                 $   4,900,000        4,920,487
===================================================================================================
2.24   INTEGRATED TELECOMMUNICATION
         SERVICES
       AT&T Corp, Deb, 8.125%, 7/15/2024                            $   1,000,000        1,010,181
       COLT Telecom Group PLC, Sr Discount Notes
         12.000%, 12/15/2006                                        $   2,000,000        1,140,000
       Esprit Telecom Group PLC, Sr Notes(d)
         11.500%, 12/15/2007                                        $   1,500,000            5,625
       McLeodUSA Inc, Sr Notes(e)(f), 12.000%, 7/15/2008            $   2,300,000          557,750
       MetroNet Communications, Sr Discount
         Step-Up Notes, Zero Coupon(a)
          11/1/2007                                                 $   1,300,000          182,000
          6/15/2008                                                 $  42,440,000        5,941,600



                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------


       NEXTLINK Communications LLC/NEXTLINK
        Capital, Sr Notes, 12.500%, 4/15/2006                       $   4,915,000    $     540,650
===================================================================================================
                                                                                         9,377,806
5.46   INTEGRATED TELECOMMUNICATION
         SERVICES--LONG DISTANCE
       Esat Telecom Group PLC, Sr Notes
         Series B, 11.875%, 12/1/2008                               $   4,800,000        5,489,779
       GTE Corp, Deb, 7.900%, 2/1/2027                              $   1,375,000        1,442,380
       Sprint Capital, Gtd Notes, 7.625%, 1/30/2011                 $   4,675,000        4,520,487
       Teleglobe Inc, Gtd Notes, 7.700%, 7/20/2029                  $   7,800,000        4,888,455
       US WEST Communications, Notes
         5.650%, 11/1/2004                                          $   7,125,000        6,555,036
===================================================================================================
                                                                                        22,896,137
0.73   MULTI-UTILITIES
       Avista Corp, 1st Mortgage Notes(b)
         7.750%, 1/1/2007                                           $   3,000,000        3,073,464
===================================================================================================
1.24   OIL & GAS EXPLORATION & PRODUCTION
       CMS Panhandle Holding, Sr Notes
         7.000%, 7/15/2029                                          $   6,000,000        5,213,376
===================================================================================================
0.80   OIL & GAS REFINING & MARKETING
       Sun Inc, Deb, 9.375%, 6/1/2016                               $   3,000,000        3,334,470
===================================================================================================
1.00   PAPER PACKAGING
       Chesapeake Corp, Deb, 7.200%, 3/15/2005                      $   4,400,000        4,207,500
===================================================================================================
0.45   REAL ESTATE INVESTMENT TRUSTS
       EOP Operating LP, Gtd Notes, 6.750%, 2/15/2012               $   1,860,000        1,872,972
===================================================================================================
0.38   SPECIALTY CHEMICALS
       IMC Global, Gtd Sr Notes, Series B, 11.250%, 6/1/2011        $   1,450,000        1,573,250
===================================================================================================
0.12   STEEL
       Oregon Steel Mills, Gtd 1st Mortgage, 11.000%, 6/15/2003     $     500,000          500,000
===================================================================================================
3.91   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications, Sr Notes
         9.375%, 11/15/2009                                         $   5,275,000        3,362,812
       Rogers Cantel, Sr Secured Deb, 9.750%, 6/1/2016              $   7,460,000        7,310,800
       VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009          $   5,200,000        5,720,000
===================================================================================================
                                                                                        16,393,612
         TOTAL CORPORATE BONDS
           (Amortized Cost $314,578,740)                                               266,120,436
===================================================================================================
       TOTAL FIXED INCOME SECURITIES
         (AMORTIZED COST $459,886,826)                                                 413,897,325
===================================================================================================
0.00   WARRANTS
0.00   INTEGRATED TELECOMMUNICATION
          SERVICES--LONG DISTANCE
       Ntelos Inc, Warrants(b)(h) (Exp 2010) (Cost $48,673)                 3,750           15,000
===================================================================================================


                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

0.22   PREFERRED STOCKS
0.00   ALTERNATIVE CARRIERS
       Global Crossing Ltd, Conv Pfd(j), 6.750%                             9,000    $      16,875
===================================================================================================
0.22   MOVIES & ENTERTAINMENT
       CSC Holdings, Exchangeable Pfd, Series H Shrs, 11.750%               8,900          918,925
===================================================================================================
       TOTAL PREFERRED STOCKS
         (COST $2,473,400)                                                                 935,800
===================================================================================-===============
0.17   OTHER SECURITIES
0.17   ELECTRIC UTILITIES
       Alliant Energy Resources, Sr Sub Exchangeable
          Step-Down Notes(b), PAY PHONES(k), 7.250%(l)
          2/15/2030 (Each shr exchangeable for 2.5 shrs
          McLeodUSA(e) cmn stk) (Cost $1,873,125)                          30,000          712,500
===================================================================================================
0.83   SHORT-TERM INVESTMENTS--CORPORATE BONDS
       ELECTRIC UTILITIES
       AES Corp, Sr Notes, 8.750%, 12/15/2002
         (Cost $4,000,000)                                          $   4,000,000        3,460,000
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $468,282,024)                                                           $ 419,020,625
===================================================================================================

TAX-FREE BOND FUND
96.83  MUNICIPAL BONDS
1.21   ALABAMA
       Jefferson Cnty, Alabama (FSA Insured), Ltd Oblig
           School Warrants, Series 2000, 5.500%, 2/15/2020          $   1,250,000    $   1,293,937
       Lauderdale Cnty & Florence City Hlth Care Auth,
         Alabama (Coffee Hlth Grp) (MBIA Insured), Rev,
         Series 2000-A, 6.000%, 7/1/2029                            $   1,000,000        1,070,200
===================================================================================================
                                                                                         2,364,137
1.13   ALASKA
       Alaska Hsg Fin (MBIA Insured), State Bldg Lease,
          Series 1999, 5.750%, 4/1/2017                             $   2,000,000        2,098,540
       Alaska Hsg Fin (Veterans Mtg Prog)
          (GNMA/FNMA/FHLMC Insured), Collateralized Rev,
          1990 First Series, 7.500%, 12/1/2030                      $       5,000            5,036
       Alaska Indl Dev & Export Auth, Ref Revolving Fund,
          Series 1994 A, Lots 1-29, 5.700%, 4/1/2004                $     105,000          111,698
===================================================================================================
                                                                                         2,215,274
1.86   ARIZONA
       Arizona Edl Ln Mktng (Student Lns Insured),
          Edl Ln Rev, Series 1992B, 7.000%, 3/1/2005                $   1,000,000        1,024,770
       Phoenix Civic Impt, Arizona (FGIC Insured),
         Jr Lien Wastewtr System Rev, Series 2000, 5.700%,
            7/1/2008                                                $   1,055,000        1,180,429
            7/1/2009                                                $   1,275,000        1,428,638
===================================================================================================
                                                                                         3,633,837



                                                            COUNTRY     SHARES, UNITS
                                                            CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                           NON US            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------


0.26   ARKANSAS
       North Little Rock Hlth Facils Brd, Arkansas (Baptist Hlth),
         Hlth Care Rev, Series 2001, 5.700%, 7/1/2022                   $     500,000      $    509,950
========================================================================================================
1.70   CALIFORNIA
       Big Bear Lake Dept of Wtr & Pwr, California
         (MBIA Insured), Wtr Rev Ref, Series 1996,
         6.000%, 4/1/2022                                               $   2,000,000         2,301,620
       Los Angeles Cmnty Redev Agy, California (Cinerama
         Dome Pub Pkg Proj) (ACA Insured), Pkg System
         Rev, Series 2000A, 5.750%, 7/1/2026                            $   1,000,000         1,021,830
========================================================================================================
                                                                                              3,323,450
1.60   COLORADO
       El Paso Cnty, Colorado (El Paso Cnty School
         Dist #2 - Harrison) (FGIC Insured), Gen Oblig,
         Series 2001, 5.250%, 12/1/2026                                 $   1,285,000         1,300,895
       Montrose Cnty Bldg Auth, Colorado, Ctfs of Participation,
         Series 1994, 6.350%, 6/15/2006                                 $     300,000           322,686
       Univ of Colorado Hosp Auth, Rev, Series 2001A,
         5.600%, 11/15/2031                                             $     500,000           499,445
       Weld Cnty, Colorado (School Dist # RE2) (FSA Insured),
         Gen Oblig, Unltd Tax Ref, 5.000%, 12/1/2021                    $   1,000,000         1,004,460
========================================================================================================
                                                                                              3,127,486
0.22   CONNECTICUT
       Connecticut Hsg Fin Auth, Hsg Mtg Fin Prog,
         Subseries D-2, 6.200%, 11/15/2027                              $     415,000           427,184
========================================================================================================
0.51   DISTRICT OF COLUMBIA
       District of Columbia, Gen Oblig, Ref, Series 1994 A-3,
         5.200%, 6/1/2003                                               $      10,000            10,429
       District of Columbia (George Washington Univ Issue)
         (MBIA Insured), Univ Rev, Series 2001A,
         5.125%, 9/15/2031                                              $   1,000,000           990,460
========================================================================================================
                                                                                              1,000,889
1.13   FLORIDA
       Broward Cnty School Brd, Florida (FSA Insured),
         Ctfs of Participation, Series 2001A, 5.250%, 7/1/2024          $   1,000,000         1,013,810
       Escambia Cnty Hlth Care Facils Auth, Florida
         (VHA Prog) (AMBAC Insured), Hlth Care Facil Rev,
         Series 2000A, 5.950%, 7/1/2020                                 $   1,000,000         1,110,510
       Miami Beach Redev Agency, Florida (City Ctr/Historic
         Convention Village), Tax Increment Rev, Series 1993,
         5.100%, 12/1/2003                                              $      80,000            83,696
========================================================================================================
                                                                                              2,208,016
0.24   HAWAII
       Honolulu, Hawaii (First Bd Resolution) (AMBAC Insured),
         Wastewtr System Rev, Sr Series 2001, 5.125%, 7/1/2031          $     500,000           498,210
========================================================================================================
7.43   ILLINOIS
       Boone McHenry & DeKalb Cntys, Illinois (Cmnty Unit
         School Dist #100 (Belvidere)) (FSA Insured), Gen
         Oblig, Series 1997, Cap Appreciation, 12/1/2010                $   2,720,000         1,856,074



                                                         COUNTRY     SHARES, UNITS
                                                         CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                        NON US            AMOUNT            VALUE
----------------------------------------------------------------------------------------------------
       Chicago, Illinois (AMBAC Insured), Gen Oblig, Ref,
         Series 1993B, 5.125%, 1/1/2022                              $   2,565,000    $   2,630,997
       Chicago, Illinois (FGIC Insured), Gen Oblig, Proj & Ref,
         Series 2000C, 5.500%, 1/1/2040                              $   1,000,000        1,022,090
       Chicago, Illinois (Peoples Gas Light & Coke), Gas
         Supply Rev, 1st & Ref Mtg, Medium-Term Notes,
         Series CC, 6.875%, 3/1/2015                                 $   2,875,000        2,971,571
       Illinois Dept Cent Mgmt Svcs (MBIA Insured),
         Ctfs of Participation, Series 1999, 5.850%, 7/1/2019        $   1,750,000        1,853,460
       Illinois Dev Fin Auth (Catholic Charities Hsg Dev Proj),
         Rev, Series 1995, 6.350%, 1/1/2025                          $   1,500,000        1,467,750
       Illinois Edl Facils Auth (Robert Morris College)
         (MBIA Insured), Rev, Series 2000, 5.750%, 6/1/2020          $   1,305,000        1,361,480
       Will Cnty, Illinois (School Dist #122) (FSA Insured),
         Gen Oblig, Series 2000A, 6.500%, 11/1/2014                  $   1,165,000        1,350,724
====================================================================================================
                                                                                         14,514,146
10.36  INDIANA
       DeKalb Cnty Redev Auth, Indiana (Mini-Mill Loc Pub
         Impt Proj), Rev, Series A 1995, 6.500%, 1/15/2014           $     900,000          963,351
       Hamilton Southeastern Cumberland Campus School Bldg,
         Indiana (Hamilton Cnty) (AMBAC Insured), 1st Mtg,
         Series 2001, 5.125%, 1/15/2023                              $   1,000,000        1,003,680
       Indiana Transn Fin Auth, Airport Facils Lease Rev,
         Series A, 6.750%, 11/1/2011                                 $   1,500,000        1,582,395
       Indianapolis, Indiana (MBIA Insured), Thermal Energy
         System Rev, Series 2001 A, 5.000%, 10/1/2011                $   2,500,000        2,661,225
       Mt Vernon of Hancock Cnty Multi-School Bldg,
         Indiana (Hancock Cnty), 1st Mtg,
         Series 2001A, 5.450%, 7/15/2022                             $   1,000,000        1,022,230
       Petersburg, Indiana (Indianapolis Pwr & Light Proj),
         PCR Ref, Series 1991, 5.750%, 8/1/2021                      $   1,500,000        1,408,305
         (MBIA Insured), PCR Ref, Series 1993B, 5.400%, 8/1/2017     $   9,850,000       10,553,487
       St Joseph Cnty Hosp Auth, Indiana (Memorial Hlth System)
         (AMBAC Insured), Hlth System Rev, Series 2000,
         5.625%, 8/15/2033                                           $   1,000,000        1,056,140
====================================================================================================
                                                                                         20,250,813
0.53   KANSAS
       Overland Park Dev, Kansas (Overland Park Convention
         Ctr Hotel Proj), 1st Tier Rev, Series 2000A,
         7.375%, 1/1/2032                                            $   1,000,000        1,033,000
====================================================================================================
4.92   LOUISIANA
       Lafayette, Louisiana (FGIC Insured), Pub Impt Sales
         Tax Rev, Series 2000A, 5.500%, 3/1/2023                     $   1,000,000        1,043,210



                                                           COUNTRY     SHARES, UNITS
                                                           CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                          NON US            AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------


       Louisiana Loc Govt Envir Facils Cmnty Dev Auth,
         (Cap Proj & Equip Acquisition Prog), Rev,
           (ACA Insured), Series 2000,
              6.550%, 9/1/2025                                         $   6,000,000      $   6,623,280
           (AMBAC Insured), Series 2000A,
              6.300%, 7/1/2030                                         $   1,000,000          1,185,910
           (Parking Facils Garage Proj) (AMBAC Insured),
              Rev, Series 2001A, 5.200%, 10/1/2020                     $     760,000            772,791
========================================================================================================
                                                                                              9,625,191
5.77   MASSACHUSETTS
       Boston Wtr & Swr Commn, Massachusetts
         (MBIA Insured), Gen Rev, 1993 Sr Series A,
         5.250%, 11/1/2019                                             $   5,385,000          5,651,127
       Commonwealth of Massachusetts, Gen Oblig,
         Cons Ln of 2000, Series A, 5.750%, 2/1/2009                   $     785,000            875,691
       Massachusetts Dev Fin Agency (Boston Univ Issue)
         (Institution Insured), Rev, Series P,
         6.000%, 5/15/2059                                             $   4,500,000          4,740,165
========================================================================================================
                                                                                             11,266,983
6.18   MICHIGAN
       Allegan Pub School Dist, Gen Oblig, Michigan (FSA Insured),
         Gen Oblig, Unltd Tax, Series 2000, 5.750%, 5/1/2030           $     500,000            529,355
       Caledonia Cmnty Schools, Michigan (Kent,
         Allegan & Barry Cntys) (FGIC Insured), Gen Oblig
         Unltd Tax, 5.500%, 5/1/2023                                   $   1,000,000          1,033,860
       Detroit, Michigan (Sewage Disp System)
         (FGIC Insured), Sr Lien Rev, Series 2001A,
         5.125%, 7/1/2031                                              $   1,000,000            994,910
       Hastings Area School System, Michigan
         (Barry & Calhoun Cntys) (MBIA Insured),
         2001 School Bldg & Site Rev, Gen Oblig, Unltd Tax,
         5.000%, 5/1/2022                                              $   1,000,000            996,170
       Huron School Dist, Michigan (Wayne & Monroe Cntys)
         (FSA Insured), 2001 School Bldg & Site, Gen Oblig,
         Unltd Tax, 5.375%, 5/1/2026                                   $     500,000            508,930
       Lake Orion Cmnty School Dist, Michigan (Oakland Cnty)
         (FSA Insured), Gen Oblig, Unltd Tax, Series A,
         6.000%, 5/1/2018                                              $     500,000            546,850
       Michigan Hosp Fin Auth (Ascension Hlth Credit Group),
         Rev, Series 1999A, 5.500%, 11/15/2007                         $   3,000,000          3,267,840
       Michigan Muni Bd Auth, Clean Wtr Revolving Rev,
         Series 1999, 5.625%, 10/1/2010                                $   1,500,000          1,670,205
       Michigan Strategic Fund (Detroit Edison Pollution
         Ctl Bds Proj), Ltd Oblig, Ref Rev, Collateralized
         Series 2001C, 5.450%, 9/1/2029                                $     500,000            495,225
       Newaygo Pub Schools, Michigan (Newaygo Cnty),
         2000 School Bldg & Site, Gen Oblig, Unltd Tax,
         5.500%, 5/1/2021                                              $   1,000,000          1,035,900
       Washtenaw & Jackson Cntys, Michigan
         (Manchester Cmnty Schools), 2001 School Bldg &
         Site Ref,Gen Oblig, Unltd Tax, 5.000%, 5/1/2021               $  1,000,000             999,410
========================================================================================================
                                                                                             12,078,655



                                                           COUNTRY     SHARES, UNITS
                                                           CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                          NON US            AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------

0.21   MINNESOTA
       Minneapolis - St Paul Metro Airports Commn,
         Minnesota (Northwest Airlines Proj), Special
         Facils Rev, Series 2001A, 7.000%, 4/1/2025                    $     500,000      $     404,215
========================================================================================================
1.98   MISSISSIPPI
       Mississippi (FGIC Insured), Gen Oblig, Loc Govts Cap
         Impts Issue, Series I, 6.000%, 11/1/2008                      $   2,500,000          2,841,100
       Mississippi Hosp Equip & Facils Auth (Forrest Cnty
         Gen Hosp Proj) (FSA Insured), Rev, Series 2000,
         5.500%, 1/1/2027                                              $   1,000,000          1,022,290
========================================================================================================
                                                                                              3,863,390
1.07   MISSOURI
       Missouri Hlth & Edl Facils Auth (Washington Univ),
         Hlth Facils Rev, Series 2001A, 5.125%, 6/15/2041              $   1,250,000          1,236,850
       Missouri Hsg Dev Cmmn (FHA Insured), Multifamily
         Hsg Rev, 2001 Series II, 5.375%, 12/1/2018                    $     830,000            845,687
========================================================================================================
                                                                                              2,082,537
1.83   NEVADA
       Clark Cnty, Nevada (FGIC Insured), Airport System
         Subordinate Lien Rev, Series 2001B, 5.125%, 7/1/2021          $   2,250,000          2,251,147
       Clark Cnty, Nevada (FGIC Insured), Gen Oblig, Ltd Tax,
         Series 2001, 5.000%, 6/1/2031                                 $   1,315,000          1,273,946
       Nevada Hsg Div (Single Family Prog), Sr Rev,
         1994 Issue B-1, 5.900%, 4/1/2003                              $      60,000             61,750
========================================================================================================
                                                                                              3,586,843
1.22   NEW JERSEY
       New Jersey Hlth Care Facils Fing Auth (St Peters Univ Hosp),
         Rev, Series 2000A, 6.875%, 7/1/2020                           $     500,000            531,065
       New Jersey Transn Trust Fund Auth, Transn System Dev,
         Series 1999A, 5.500%, 6/15/2010                               $   1,670,000          1,849,057
========================================================================================================
                                                                                              2,380,122
3.45   NEW MEXICO
       Los Alamos Cnty, New Mexico (FSA Insured),
         Util System Rev, Series 1994A, 6.000%, 7/1/2009               $   5,000,000          5,466,300
       New Mexico Fin Auth, State Office Bldg Tax Rev,
         Series 2002A, 5.000%, 6/1/2019                                $   1,260,000          1,267,598
========================================================================================================
                                                                                              6,733,898
6.57   NEW YORK
       New York & New Jersey Port Auth, Cons Gen Oblig
         Rev, Ninety-Third Series, 6.125%, 6/1/2094                    $   5,250,000          5,938,643
       New York City Muni Wtr Fin Auth, New York, Wtr &
         Swr System Rev, Fiscal 2000 Series B,
           Prerefunded, 6.000%, 6/15/2033                              $     935,000          1,097,634
           Unrefunded, 6.000%, 6/15/2033                               $     565,000            648,580
       Triborough Bridge & Tunnel Auth, New York,
         Gen Purpose Rev,
           Series 1993B, 5.000%, 1/1/2020                              $   1,935,000          1,987,826
           Series Y, 5.500%, 1/1/2017                                  $   2,900,000          3,161,319
========================================================================================================
                                                                                             12,834,002



                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

3.70   OHIO
       Cleveland, Ohio (MBIA Insured), Wtrwks Impt 1st
         Mtg Ref Rev, Series G, 1993, 5.500%, 1/1/2021              $   3,300,000    $   3,579,807
       Ohio Wtr Dev Auth (Cleveland Elec Illum Proj),
         PCR Ref, Series 1999-A, 5.580%, 6/15/2033                  $   3,000,000        3,094,080
       Plain Loc School Dist, Ohio (Franklin & Licking
         Cntys) (FGIC Insured), Gen Oblig, Unltd Tax,
         Series 2000, 6.000%, 12/1/2025                             $     500,000          549,240
===================================================================================================
                                                                                         7,223,127
1.83   OKLAHOMA
       Jenks Aquarium Auth, Oklahoma (MBIA Insured),
         1st Mtg Rev, Series 2000, 6.000%, 7/1/2020                 $     800,000          878,808
       Oklahoma City Airport Trust, Oklahoma
         (FSA Insured), Jr Lien Rev, Twenty-Seventh Series,
         Series A, 5.125%, 7/1/2020                                 $   2,675,000        2,697,631
===================================================================================================
                                                                                         3,576,439
1.48   RHODE ISLAND
       Providence Pub Bldgs Auth, Rhode Island (School Proj)
         (FSA Insured), Rev, Series 2000A, 5.750%, 12/15/2016       $   1,210,000        1,321,574
       Rhode Island Depositors Econ Protection,
         Special Oblig, 1992 Series A, 6.950%, 8/1/2022             $   1,500,000        1,563,975
===================================================================================================
                                                                                         2,885,549
0.50   SOUTH CAROLINA
       South Carolina Transn Infrastructure Bank
         (AMBAC Insured), Rev, Series 2001A, 5.000%,
         10/1/2029                                                  $   1,000,000          982,540
===================================================================================================
1.02   SOUTH DAKOTA
       Aberdeen School Dist #6-1, South Dakota (Brown Cnty)
         (FSA Insured), Gen Oblig, Series 2000, 5.450%,
         1/1/2026                                                   $   1,940,000        1,992,128
===================================================================================================
20.96  TEXAS
       Austin, Texas (AMBAC Insured), Combined Util
         Systems Rev Ref, Series 1992, Cap Appreciation,
         11/15/2011                                                 $   1,400,000          905,086
       Collin Cnty, Texas, Gen Oblig, Unltd Tax
         Road, Series 2001, 4.875%, 2/15/2017                       $     750,000          750,930
       Comal Indpt School Dist, Texas (Comal Cnty)
         (PSFG Insured), Unltd Tax School
         Bldg & Ref, Series 2001, 5.250%, 2/1/2028                  $   1,000,000        1,003,640
       Dallas Area Rapid Transit, Texas (AMBAC Insured),
         Sr Lien Sales Tax Rev, Series 2001, 5.000%,
            12/1/2026                                               $   2,000,000        1,952,920
            12/1/2031                                               $   2,500,000        2,421,400
       Denton, Texas (FSA Insured), Util System Rev Ref,
         Series 2000A, 5.400%, 12/1/2013                            $   1,000,000        1,072,080
       Fort Bend Flood Ctl Wtr Supply, Texas (FGIC Insured),
         Rev, Series 2001, 5.000%, 3/1/2019                         $   1,025,000        1,025,922
       Frisco Indpt School Dist, Texas (Collin & Denton Cntys)
         (PSFG Insured), Unltd Tax School
         Bldg, Series 2001, 5.000%, 8/15/2022                       $   1,110,000        1,095,970



                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

       Galena Park Indpt School Dist, Texas (Harris Cnty)
         (PSFG Insured), Unltd Tax School Bldg & Ref,
         Series 1996, Cap Appreciation, 8/15/2023                   $   2,000,000    $     623,580
        Houston Comnty College System, Texas (Harris &
         Fort Bend Ctys)(MBIA Insured),  Jr Lien Student
         Fee Rev Ref, Series 2001A, 5.000%, 4/15/2021               $   1,345,000        1,335,060
       Houston Sports Auth, Texas (Harris Cnty) (MBIA Insured),
         Jr Lien Rev Ref, Series 2001B, 5.250%, 11/15/2040          $   2,000,000        1,997,340
       Irving Indpt School Dist, Texas (Dallas Cnty)
         (PSFG Insured), Unltd Tax School Bldg & Ref,
         Series 2002, 5.000%, 2/15/2031                             $   1,000,000          968,960
       Little Elm Indpt School Dist, Texas (Denton Cnty)
         (PSFG Insured), Unltd Tax School Bldg & Ref,
         Series 1999, 6.000%, 8/15/2035                             $   1,500,000        1,600,935
       Lubbock Hlth Facils Dev, Texas (St Joseph Hlth System),
         Rev, Series 1998, 5.250%, 7/1/2013                         $   2,000,000        2,067,120
       Montgomery Cnty, Texas (FGIC Insured), Perm Impt Rev,
         Series 2000, 5.250%, 9/1/2020                              $   1,000,000        1,013,790
       Nacogdoches Indpt School Dist, Texas (PSFG Insured),
         Unltd Tax School Bldg & Ref, Series 2001,
         5.300%, 2/15/2025                                          $   1,000,000        1,010,790
       North Central Texas Hlth Facils Dev (MBIA Insured),
         Hlth Resources System Rev, Series 1997B, 5.750%,
         2/15/2012                                                  $   2,000,000        2,174,800
       Nueces River Auth, Texas (City of Corpus Christi
         Lake Texana Proj) (FSA Insured), Wtr Supply Facils
         Rev, Series 1997, 5.500%, 3/1/2027                         $   1,900,000        1,929,507
       San Antonio, Texas (Bexar Cnty), Wtr System Rev & Ref,
         Series 1999, 5.875%, 5/15/2018                             $   1,000,000        1,069,810
       San Antonio, Texas (FSA Insured), Wtr System Rev Ref,
         Series 2002, 5.000%, 5/15/2025                             $   1,000,000          978,500
       San Antonio, Texas, Gen Impt Rev, Series 2000A,
         5.375%, 2/1/2019                                           $   1,185,000        1,219,377
       Spring Branch Indpt School Dist, Texas (Harris Cnty)
         (PSFG Insured),
           Ltd Tax Schoolhouse, Series 2000,
               5.750%, 2/1/2024                                     $   3,300,000        3,468,894
           Ltd Tax Schoolhouse & Ref, Series 2001,
               5.125%, 2/1/2023                                     $   2,000,000        1,998,100
       Texas Wtr Finl Assistance (State Participation Prog),
         Gen Oblig, Series 1999C, 5.500%, 8/1/2024                  $   1,500,000        1,541,190
       Town Ctr Impt Dist, Texas (FGIC Insured),
         Sales Tax & Hotel Occupancy Tax,
         Series 2001, 5.125%, 3/1/2021                              $   2,500,000        2,510,275
       West University Place, Texas (FGIC Insured),
        Perm Impt Rev, Series 2000,
          5.350%, 2/1/2020                                          $   2,150,000        2,195,860
          5.300%, 2/1/2018                                          $   1,000,000        1,025,320
===================================================================================================
                                                                                        40,957,156
0.41   UTAH
       South Jordan, Utah (Salt Lake Cnty) (AMBAC Insured),
         Sales Tax Rev, Series 2001, 5.200%, 8/15/2026              $     500,000          509,820




                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

       Utah Hsg Fin Agency (FHA/VA/FHMA Insured),
         Single Family Mtg, 1994 Issue D-1, Term Mezzanine,
         6.450%, 7/1/2011                                           $     275,000    $     287,100
===================================================================================================
                                                                                           796,920
0.43   VERMONT
       Vermont Hsg Fin Agency, Single Family Hsg Rev,
         Series 5, 6.875%, 11/1/2016                                $     800,000          833,904
===================================================================================================
1.59   VIRGINIA
       Fauquier Cnty Indl Dev Auth, Virginia (Fauquier Hosp
         Obligated Group), Hosp Rev, Series 2002,
           5.500%, 10/1/2017                                        $     500,000          518,690
           5.250%, 10/1/2025                                        $   1,000,000          972,340
       Virginia Hsg Dev Auth, Gen Oblig, Rental Hsg Rev,
          2000 Series D, 5.700%, 4/1/2011                           $   1,500,000        1,607,400
===================================================================================================
                                                                                         3,098,430
1.38   WASHINGTON
       Pierce Cnty, Washington (White River School Dist #416),
         Gen Oblig, Unltd Tax, Series 2000, 5.350%, 12/1/2007       $   1,550,000        1,697,948
       Washington Hlth Care Facils Auth (Providence Hlth
         System) (MBIA Insured), Rev, Series 2001A,
         5.250%, 10/1/2021                                          $   1,000,000        1,002,440
===================================================================================================
                                                                                         2,700,388
2.15   WISCONSIN
       Adams Cnty, Wisconsin (Adams-Friendship School
         Dist) (AMBAC Insured), Gen Oblig, Ref, 6.500%,
         4/1/2015                                                   $   1,340,000        1,592,148
       Wisconsin, Gen Oblig, Series 2000C, 5.500%, 5/1/2019         $   2,500,000        2,603,375
===================================================================================================
                                                                                         4,195,523
       TOTAL MUNICIPAL BONDS
         (AMORTIZED COST $178,240,992)                                                 189,204,332
===================================================================================================
3.17   SHORT-TERM INVESTMENTS-- MUNICIPAL BONDS
3.17   MISSOURI
       Missouri Hlth & Edl Facils Auth (Washington Univ),
         VRD, Edl Facils Rev, Series 2000C, 1.300%,
         3/1/2040(m) (Cost $6,200,000)                              $   6,200,000        6,200,000
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $184,440,992)                                                 $ 195,404,332
===================================================================================================

U.S. GOVERNMENT SECURITIES FUND
100.00 FIXED INCOME SECURITIES
55.31  US GOVERNMENT OBLIGATIONS
       US Treasury Bonds
         8.125%, 8/15/2019                                          $  10,000,000    $  12,823,440
         7.500%, 11/15/2016                                         $  25,000,000       29,998,050
         5.375%, 2/15/2031                                          $  10,000,000        9,944,530
       US Treasury Notes
         3.500%, 11/15/2006                                         $  15,000,000       14,563,470
         3.000%, 2/29/2004                                          $  15,000,000       14,985,900
===================================================================================================


                                                        COUNTRY     SHARES, UNITS
                                                        CODE IF      OR PRINCIPAL
 %     DESCRIPTION                                       NON US            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------

         TOTAL US GOVERNMENT OBLIGATIONS
           (Amortized Cost $81,901,113)                                              $  82,315,390
===================================================================================================
44.69  US GOVERNMENT AGENCY OBLIGATIONS
       Freddie Mac, Gold, Participation Certificates
         5.500%, 7/1/2016                                           $  14,291,024       14,280,497
         5.500%, 12/1/2016                                          $   9,813,309        9,806,081
         5.000%, 11/1/2016                                          $   9,878,111        9,657,588
       Government National Mortgage Association I
         Pass-Through Certificates
          6.000%, 12/15/2028                                        $   7,913,494        7,924,062
          6.000%, 1/15/2029                                         $   8,603,221        8,597,026
          6.000%, 2/15/2029                                         $   8,500,097        8,493,977
          6.000%, 3/15/2029                                         $   7,761,000        7,755,412
===================================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
           (Amortized Cost $65,746,136)                                                 66,514,643
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $147,647,249)                                                 $ 148,830,033
===================================================================================================

(a) Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.
(b) Securities acquired pursuant to Rule 144A. The fund deems such securities to be "liquid" because an institutional market exists.
(c) Security is a defaulted security with respect to cumulative interest payments of $403,750 at February 28, 2002.
(d) Security is a defaulted security with respect to cumulative interest payments of $948,750 and $172,500 at February 28, 2002 for High Yield and Select Income Funds, respectively.
(e) The company  filed for bankruptcy  on January 31,  2002.
(f) Security is a defaulted security with respect to cumulative interest payments of $240,000 and $138,000 at February 28, 2002 for High Yield and Select Income Funds, respectively.
(g) Security is a defaulted security with respect to cumulative interest payments of $382,500 at February 28, 2002.
(h) Security is  non-income  producing.
(i) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.
(j) The company filed for bankruptcy on January 28, 2002.
(k) PAY PHONES - Premium Accelerated Yield Participating Hybrid Option Note Exchangeable Securities.
(l) Step-down securities are obligations which decrease the interest rate at a specific point in time. Rate shown reflects current rate which may step down at a future date.
(m) All securities with a maturity date greater than one year have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

The following acronyms may be used in security descriptions:
ACA          --     American Capital Access Financial Guaranty Corporation
AMBAC        --     American Municipal Bond Assurance Corporation
FGIC         --     Flexible Guaranty Insurance Company
FHA          --     Federal Housing Association
FHLMC        --     Federal Home Loan Mortgage Corporation
FHMA         --     Federal Home Mortgage Association
FNMA         --     Federal National Mortgage Association
FSA          --     Financial Security Assurance
GNMA         --     Government National Mortgage Association
MBIA         --     Municipal Bond Investors Assurance Corporation
PCR          --     Pollution Control Revenue
PSFG         --     Permanent School Fund Guarantee Program
VA           --     Veteran's Association
VHA          --     Veteran's Housing Association
VRD(n)       --     Variable Rate Demand
(n) Rate is subject to change. Rate shown reflects current rate.


SUMMARY OF INVESTMENTS BY COUNTRY

                                                         % OF
                               COUNTRY             INVESTMENT
COUNTRY                           CODE             SECURITIES             VALUE
--------------------------------------------------------------------------------
HIGH YIELD FUND
Bermuda                             BD                   0.01%    $      45,291
Canada                              CA                  10.02        33,093,200
Ireland                             IE                   1.38         4,574,816
Netherlands                         NL                   0.16           512,000
United Kingdom                      UK                   3.69        12,174,848
United States                                           84.74       279,963,031
================================================================================
                                                       100.00%    $ 330,363,186
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2002
UNAUDITED

                                                                    HIGH                    SELECT
                                                                   YIELD                    INCOME
                                                                    FUND                      FUND
---------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                             $  551,846,555            $  468,282,024
===================================================================================================
   At Value(a)                                            $  330,363,186            $  419,020,625
Cash                                                              78,551                 1,894,409
Receivables:
   Investment Securities Sold                                  8,383,477                   234,635
   Fund Shares Sold                                              306,549                   298,095
   Dividends and Interest                                      7,062,512                 6,014,817
Prepaid Expenses and Other Assets                                 62,059                    83,670
===================================================================================================
TOTAL ASSETS                                                 346,256,334               427,546,251
===================================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                                 254,556                   126,859
   Investment Securities Purchased                             7,938,164                 1,024,229
   Fund Shares Repurchased                                     1,015,644                   896,676
Accrued Distribution Expenses
   Investor Class                                                 67,253                    81,741
   Class C                                                         4,115                     1,401
   Class K                                                           324                     2,112
Accrued Expenses and Other Payables                               76,439                    57,281
===================================================================================================
TOTAL LIABILITIES                                              9,356,495                 2,190,299
===================================================================================================
NET ASSETS AT VALUE                                       $  336,899,839            $  425,355,952
===================================================================================================
NET ASSETS
Paid-in Capital(b)                                        $  821,426,514            $  555,694,713
Accumulated Undistributed Net Investment Income (Loss)            31,604                   (75,374)
Accumulated Undistributed Net Realized Loss on
   Investment Securities                                    (261,389,506)              (81,142,456)
Net Depreciation of Investment Securities                   (223,168,773)              (49,120,931)
===================================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding     $  336,899,839            $  425,355,952
===================================================================================================
NET ASSETS AT VALUE:
  Investor Class                                          $  330,945,424            $  417,486,216
===================================================================================================
  Class C                                                 $    5,036,347            $    1,801,484
===================================================================================================
  Class K                                                 $      918,068            $    6,068,252
===================================================================================================




STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2002
UNAUDITED

                                                                    HIGH                    SELECT
                                                                   YIELD                    INCOME
                                                                    FUND                      FUND
                                                              (CONTINUED)               (CONTINUED)
---------------------------------------------------------------------------------------------------
Shares Outstanding
   Investor Class                                            100,688,667                80,554,689
   Class C                                                     1,539,126                   347,663
   Class K                                                       279,514                 1,171,554
===================================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
   Investor Class                                         $        3.29             $         5.18
   Class C                                                $        3.27             $         5.18
   Class K                                                $        3.28             $         5.18
===================================================================================================

(a) Investment securities at cost and value at February 28, 2002 include repurchase agreements of $6,468,000 for High Yield Fund.
(b) INVESCO Bond Funds, Inc. have 3 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1.7 billion have been allocated to High Yield Fund and 1.5 billion to Select Income Fund: 400 million to High Yield Fund - Investor Class, 300 million to High Yield Fund
    - Class C, 400 million to High Yield Fund - Class K, 300 million to Select Income Fund - Investor Class, 300 million to Select Income Fund - Class C and 300 million to Select Income Fund - Class K.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2002
UNAUDITED
                                                                                              U.S.
                                                                TAX-FREE                GOVERNMENT
                                                                    BOND                SECURITIES
                                                                    FUND                      FUND
---------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost                                                $  184,440,992            $  147,647,249
===================================================================================================
   At Value                                               $  195,404,332            $  148,830,033
Cash                                                           1,963,133                    90,621
Receivables:
   Investment Securities Sold                                  1,488,553                         0
   Fund Shares Sold                                               45,246                   929,801
   Interest                                                    2,388,578                 1,071,721
Prepaid Expenses and Other Assets                                 30,977                    32,474
===================================================================================================
TOTAL ASSETS                                                 201,320,819               150,954,650
===================================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                                 174,721                    25,451
   Investment Securities Purchased                             6,197,285                         0
   Fund Shares Repurchased                                       132,180                   365,878
Accrued Distribution Expenses
   Investor Class                                                 36,570                    26,562
   Class C                                                           773                     6,975
Accrued Expenses and Other Payables                               54,365                    17,714
===================================================================================================
TOTAL LIABILITIES                                              6,595,894                   442,580
===================================================================================================
NET ASSETS AT VALUE                                       $  194,724,925            $  150,512,070
===================================================================================================
NET ASSETS
Paid-in Capital(a)                                        $  185,924,325            $  150,561,040
Accumulated Undistributed Net Investment Income (Loss)             3,901                    (5,469)
Accumulated Undistributed Net Realized Loss on
   Investment Securities                                      (2,166,641)               (1,226,285)
Net Appreciation of Investment Securities                     10,963,340                 1,182,784
===================================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding     $  194,724,925            $  150,512,070
===================================================================================================
NET ASSETS AT VALUE:
   Investor Class                                         $  193,731,763            $  141,681,395
===================================================================================================
   Class C                                                $      993,162            $    8,830,675
===================================================================================================
Shares Outstanding
   Investor Class                                             12,662,179                19,127,405
   Class C                                                        57,464                 1,193,414
===================================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
   Investor Class                                         $        15.30            $         7.41
   Class C                                                $        17.28            $         7.40
===================================================================================================

(a) INVESCO Bond Funds, Inc. have 3 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Tax-Free Bond Fund and 400 million to U.S. Government Securities Fund: 100 million to each Investor Class and 100 million to each Class C.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2002
UNAUDITED

                                                                            HIGH                    SELECT
                                                                           YIELD                    INCOME
                                                                            FUND                      FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                         $    1,521,663            $      138,192
Dividends from Affiliated Investment Companies                            31,247                    83,888
Interest                                                              25,589,165                18,486,893
===========================================================================================================
   TOTAL INCOME                                                       27,142,075                18,708,973
===========================================================================================================
EXPENSES
Investment Advisory Fees                                                 980,197                 1,248,632
Distribution Expenses - Investor Class                                   511,771                   609,000
Distribution Expenses - Class C                                           30,198                    10,500
Distribution Expenses - Class K                                            1,352                     8,367
Transfer Agent Fees - Investor Class                                     921,334                 1,043,681
Transfer Agent Fees - Class C                                             10,328                     4,901
Transfer Agent Fees - Class K                                              1,871                     7,567
Administrative Services Fees                                              98,613                   113,619
Custodian Fees and Expenses                                               25,027                    32,995
Directors' Fees and Expenses                                               9,765                    11,368
Interest Expenses                                                              0                       486
Professional Fees and Expenses                                            20,767                    22,263
Registration Fees and Expenses - Investor Class                           31,731                    27,704
Reports to Shareholders                                                   69,206                    67,010
Other Expenses                                                            18,661                    20,076
===========================================================================================================
   TOTAL EXPENSES                                                      2,730,821                 3,228,169
   Fees and Expenses Absorbed by Investment Adviser                      (97,332)                 (626,117)
   Fees and Expenses Paid Indirectly                                      (1,633)                   (1,416)
===========================================================================================================
      NET EXPENSES                                                     2,631,856                 2,600,636
===========================================================================================================
NET INVESTMENT INCOME                                                 24,510,219                16,108,337
===========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                          (114,585,424)              (43,643,940)
Change in Net Appreciation/Depreciation of Investment Securities         504,742               (13,165,138)
===========================================================================================================
NET LOSS ON INVESTMENT SECURITIES                                   (114,080,682)              (56,809,078)
===========================================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                                 $  (89,570,463)           $  (40,700,741)
===========================================================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS (CONTINUED)
INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2002
UNAUDITED

                                                                                                      U.S.
                                                                        TAX-FREE                GOVERNMENT
                                                                            BOND                SECURITIES
                                                                            FUND                      FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                   $    5,052,750            $    4,153,451
===========================================================================================================
EXPENSES
Investment Advisory Fees                                                 526,903                   434,803
Distribution Expenses - Investor Class                                   237,933                   186,795
Distribution Expenses - Class C                                            6,272                    43,371
Transfer Agent Fees - Investor Class                                     120,221                   284,651
Transfer Agent Fees - Class C                                              1,038                     7,366
Administrative Services Fees                                              48,110                    40,575
Custodian Fees and Expenses                                                9,386                    10,304
Directors' Fees and Expenses                                               7,066                     6,645
Interest Expenses                                                         13,019                         0
Professional Fees and Expenses                                            14,744                    13,599
Registration Fees and Expenses - Investor Class                           11,765                    14,389
Reports to Shareholders                                                   24,216                    49,534
Other Expenses                                                            17,768                     5,334
===========================================================================================================
   TOTAL EXPENSES                                                      1,038,441                 1,097,366
   Fees and Expenses Absorbed by Investment Adviser                     (167,763)                 (272,416)
   Fees and Expenses Paid Indirectly                                      (2,623)                     (149)
===========================================================================================================
      NET EXPENSES                                                       868,055                   824,801
===========================================================================================================
NET INVESTMENT INCOME                                                  4,184,695                 3,328,650
===========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on Investment Securities                        298,266                  (486,428)
Change in Net Appreciation/Depreciation of Investment Securities      (2,333,551)                 (288,883)
===========================================================================================================
NET LOSS ON INVESTMENT SECURITIES                                     (2,035,285)                 (775,311)
===========================================================================================================
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                 $    2,149,410            $    2,553,339
===========================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND


                                                                      SIX MONTHS                      YEAR
                                                                           ENDED                     ENDED
                                                                     FEBRUARY 28                 AUGUST 31
-----------------------------------------------------------------------------------------------------------
                                                                            2002                      2001
                                                                       UNAUDITED                 (Note  1)
OPERATIONS
Net Investment Income                                             $   24,510,219            $   78,892,907
Net Realized Loss on Investment Securities                          (114,585,424)              (94,872,861)
Change in Net Appreciation/Depreciation of Investment Securities         504,742              (145,642,575)
===========================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                           (89,570,463)             (161,622,529)
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
   Investor Class                                                    (24,122,239)              (78,046,067)
   Class C                                                              (333,313)                 (866,756)
   Class K                                                               (31,006)                      (82)
===========================================================================================================
TOTAL DISTRIBUTIONS                                                  (24,486,558)              (78,912,905)
===========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                                     42,491,445               344,223,716
   Class C                                                             3,773,973                18,856,651
   Class K                                                             1,052,667                     3,421
Reinvestment of Distributions
   Investor Class                                                     20,933,459                69,899,826
   Class C                                                               205,262                   526,875
   Class K                                                                31,014                        82
===========================================================================================================
                                                                      68,487,820               433,510,571
Amounts Paid for Repurchases of Shares
   Investor Class                                                   (136,983,136)             (447,428,867)
   Class C                                                            (4,941,112)              (13,466,545)
   Class K                                                               (66,678)                     (527)
===========================================================================================================
                                                                    (141,990,926)             (460,895,939)
NET DECREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                            (73,503,106)              (27,385,368)
===========================================================================================================
TOTAL DECREASE IN NET ASSETS                                        (187,560,127)             (267,920,802)
NET ASSETS
Beginning of Period                                                  524,459,966               792,380,768
===========================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $31,604 and $7,943, respectively)      $  336,899,839            $  524,459,966
===========================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
HIGH YIELD FUND (CONTINUED)

                                                                      SIX MONTHS                      YEAR
                                                                           ENDED                     ENDED
                                                                     FEBRUARY 28                 AUGUST 31
-----------------------------------------------------------------------------------------------------------
                                                                            2002                      2001
                                                                       UNAUDITED                 (Note  1)
FUND SHARE TRANSACTIONS
Shares Sold
   Investor Class                                                     11,591,915                64,780,736
   Class C                                                             1,030,533                 3,544,548
   Class K                                                               289,221                       755
Shares Issued from Reinvestment of Distributions
   Investor Class                                                      5,822,188                13,894,972
   Class C                                                                57,325                   107,483
   Class K                                                                 8,736                        17
===========================================================================================================
                                                                      18,799,918                82,328,511
Shares Repurchased
   Investor Class                                                    (37,876,556)              (89,115,833)
   Class C                                                            (1,378,454)               (2,633,556)
   Class K                                                               (19,091)                     (124)
===========================================================================================================
                                                                     (39,274,101)              (91,749,513)
NET DECREASE IN FUND SHARES                                          (20,474,183)               (9,421,002)
===========================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
SELECT INCOME FUND


                                                                      SIX MONTHS                      YEAR
                                                                           ENDED                     ENDED
                                                                     FEBRUARY 28                 AUGUST 31
-----------------------------------------------------------------------------------------------------------
                                                                            2002                      2001
                                                                       UNAUDITED                  (Note 1)
OPERATIONS
Net Investment Income                                             $   16,108,337            $   43,484,099
Net Realized Loss on Investment Securities                           (43,643,940)              (16,281,958)
Change in Net Appreciation/Depreciation of Investment Securities     (13,165,138)              (13,229,686
===========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                (40,700,741)               13,972,455
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
   Investor Class                                                    (15,933,254)              (43,342,100)
   Class C                                                               (60,796)                 (137,260)
   Class K                                                              (119,064)                      (49)
===========================================================================================================
TOTAL DISTRIBUTIONS                                                  (16,113,114)              (43,479,409)
===========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                                    132,336,289               604,640,596
   Class C                                                               386,761                 9,032,375
   Class K                                                             7,170,140                     1,927
Reinvestment of Distributions
   Investor Class                                                     14,508,835                40,658,026
   Class C                                                                53,973                   114,478
   Class K                                                               119,069                        49
===========================================================================================================
                                                                     154,575,067               654,447,451
Amounts Paid for Repurchases of Shares
   Investor Class                                                   (266,784,253)             (596,897,822)
   Class C                                                            (1,236,475)               (6,467,734)
   Class K                                                              (854,768)                       (3)
===========================================================================================================
                                                                    (268,875,496)             (603,365,559)
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                           (114,300,429)               51,081,892
===========================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (171,114,284)               21,574,938
NET ASSETS
Beginning of Period                                                  596,470,236               574,895,298
===========================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($75,374) and
  ($70,597), respectively)                                        $  425,355,952            $  596,470,236
===========================================================================================================



STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
SELECT INCOME FUND (CONTINUED)


                                                                      SIX MONTHS                      YEAR
                                                                           ENDED                     ENDED
                                                                     FEBRUARY 28                 AUGUST 31
-----------------------------------------------------------------------------------------------------------
                                                                            2002                      2001
                                                                       UNAUDITED                  (Note 1)
FUND SHARE TRANSACTIONS
Shares Sold
   Investor Class                                                     24,302,330               101,462,120
   Class C                                                                70,726                 1,503,367
   Class K                                                             1,308,310                       329
Shares Issued from Reinvestment of Distributions
   Investor Class                                                      2,686,509                 6,859,076
   Class C                                                                 9,995                    19,397
   Class K                                                                22,406                         9
===========================================================================================================
                                                                      28,400,276               109,844,298
Shares Repurchased
   Investor Class                                                    (48,991,288)             (100,500,406)
   Class C                                                              (223,641)               (1,094,433)
   Class K                                                              (159,499)                       (1)
===========================================================================================================
                                                                     (49,374,428)             (101,594,840)
NET INCREASE (DECREASE) IN FUND SHARES                               (20,974,152)                8,249,458
===========================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TAX-FREE BOND FUND

                                                                      SIX MONTHS                      YEAR
                                                                           ENDED                     ENDED
                                                                     FEBRUARY 28                 AUGUST 31
-----------------------------------------------------------------------------------------------------------
                                                                            2002                      2001
                                                                       UNAUDITED
OPERATIONS
Net Investment Income                                             $    4,184,695            $    8,125,206
Net Realized Gain on Investment Securities                               298,266                   144,048
Change in Net Appreciation/Depreciation of Investment Securities      (2,333,551)                9,678,547
===========================================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                             2,149,410                17,947,801
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
   Investor Class                                                     (4,162,444)               (8,109,942)
   Class C                                                               (22,386)                  (15,264)
===========================================================================================================
TOTAL DISTRIBUTIONS                                                   (4,184,830)               (8,125,206)
===========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                                    171,412,382               189,432,149
   Class C                                                             2,995,393                 5,730,230
Reinvestment of Distributions
   Investor Class                                                      3,023,686                 5,866,732
   Class C                                                                18,093                    11,641
===========================================================================================================
                                                                     177,449,554               201,040,752
Amounts Paid for Repurchases of Shares
   Investor Class                                                   (193,295,836)             (168,618,984)
   Class C                                                            (3,289,382)               (4,503,068)
===========================================================================================================
                                                                    (196,585,218)             (173,122,052)
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                            (19,135,664)               27,918,700
===========================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (21,171,084)               37,741,295
NET ASSETS
Beginning of Period                                                  215,896,009               178,154,714
===========================================================================================================
End of Period (Including Accumulated Undistributed Net
  Investment Income of $3,901 and $4,036, respectively)           $  194,724,925            $  215,896,009
===========================================================================================================

       -----------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
   Investor Class                                                     11,231,100                12,500,605
   Class C                                                               173,271                   350,484
Shares Issued from Reinvestment of Distributions
   Investor Class                                                        198,500                   390,203
   Class C                                                                 1,051                       679
===========================================================================================================
                                                                      11,603,922                13,241,971
Shares Repurchased
   Investor Class                                                    (12,620,489)              (11,143,747)
   Class C                                                              (189,981)                 (278,115)
===========================================================================================================
                                                                     (12,810,470)              (11,421,862)
NET INCREASE (DECREASE) IN FUND SHARES                                (1,206,548)                1,820,109
===========================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
U.S. GOVERNMENT SECURITIES FUND

                                                                      SIX MONTHS                      YEAR
                                                                           ENDED                     ENDED
                                                                     FEBRUARY 28                 AUGUST 31
-----------------------------------------------------------------------------------------------------------
                                                                            2002                      2001
                                                                       UNAUDITED
OPERATIONS
Net Investment Income                                             $    3,328,650            $    5,081,163
Net Realized Gain (Loss) on Investment Securities                       (486,428)                  963,712
Change in Net Appreciation/Depreciation of Investment Securities        (288,883)                3,652,173
===========================================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                             2,553,339                 9,697,048
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
   Investor Class                                                     (3,175,805)               (5,010,664)
   Class C                                                              (152,741)                  (70,499)
===========================================================================================================
TOTAL DISTRIBUTIONS                                                   (3,328,546)               (5,081,163)
===========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                                    169,413,809               390,974,490
   Class C                                                            20,954,225                30,869,870
Reinvestment of Distributions
   Investor Class                                                      2,705,407                 4,519,173
   Class C                                                               135,051                    54,430
===========================================================================================================
                                                                     193,208,492               426,417,963
Amounts Paid for Repurchases of Shares
   Investor Class                                                   (160,178,224)             (344,357,835)
   Class C                                                           (19,683,506)              (23,847,332)
===========================================================================================================
                                                                    (179,861,730)             (368,205,167)
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                             13,346,762                58,212,796
===========================================================================================================
TOTAL INCREASE IN NET ASSETS                                          12,571,555                62,828,681
NET ASSETS
Beginning of Period                                                  137,940,515                75,111,834
===========================================================================================================
End of Period (Including Accumulated Undistributed Net
  Investment Loss of ($5,469) and ($5,573), respectively)         $  150,512,070            $  137,940,515
===========================================================================================================

       -----------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
   Investor Class                                                     22,796,897                53,795,053
   Class C                                                             2,824,258                 4,226,768
Shares Issued from Reinvestment of Distributions
   Investor Class                                                        363,781                   623,438
   Class C                                                                18,199                     7,535
===========================================================================================================
                                                                      26,003,135                58,652,794
Shares Repurchased
   Investor Class                                                    (21,638,439)              (47,433,060)
   Class C                                                            (2,652,492)               (3,265,068)
===========================================================================================================
                                                                     (24,290,931)              (50,698,128)
NET INCREASE IN FUND SHARES                                            1,712,204                 7,954,666
===========================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO BOND FUNDS, INC.
UNAUDITED

NOTE 1-- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds:
High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. INVESCO Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective December 14, 2000, High Yield and Select Income Funds began offering an additional class of shares, referred to as Class K shares. Effective April 1, 2002, High Yield, Select Income, Tax-Free Bond and U.S. Government Securities Funds will begin offering two additional classes of shares, referred to as Class A and Class B shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares of the Fund are currently sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares will be offered only to grandfathered investors who have established an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended February 28, 2002, High Yield and Select Income Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield and Select Income Funds may have elements of risk due to concentrated investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Mortgage paydown gain/loss is treated as capital gains for federal income tax purposes but is included in interest income in the Statement of Operations.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

                                                                                        NET TAX
                                      COST OF       GROSS TAX       GROSS TAX      APPRECIATION
                              INVESTMENTS FOR      UNREALIZED      UNREALIZED    (DEPRECIATION)
FUND                             TAX PURPOSES    APPRECIATION    DEPRECIATION    ON INVESTMENTS
-----------------------------------------------------------------------------------------------
High Yield Fund                 $ 553,656,600     $ 3,340,855   $ 226,634,269   $ (223,293,414)
Select Income Fund                468,683,036      16,140,393      56,424,998      (40,284,605)
Tax Free Bond Fund                184,440,992      11,155,309         191,969       10,963,340
U.S. Government Securities Fund   147,761,542       1,271,346         202,855        1,068,491

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

The Fund incurred and elected to defer post-October 31 capital losses which amounted to $94,684,989, $12,087,766 and $12,376, respectively, for High Yield, Select Income and Tax Free Bond Funds, respectively, to the year ended August 31, 2002. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                         AVERAGE NET ASSETS
-------------------------------------------------------------------------------
                                                     $0 TO    $300 TO      OVER
                                                      $300       $500      $500
FUND                                               MILLION    MILLION   MILLION
-------------------------------------------------------------------------------
High Yield Fund                                      0.50%      0.40%     0.30%
Select Income Fund                                   0.55%      0.45%     0.35%
Tax-Free Bond Fund                                   0.55%      0.45%     0.35%
U.S. Government Securities Fund                      0.55%      0.45%     0.35%

A Sub-Advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of Tax-Free Bond Fund are made by AIM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the six months ended February 28, 2002, amounts paid to the Distributor were as follows:

                                              INVESTOR       CLASS         CLASS
FUND                                             CLASS           C             K
--------------------------------------------------------------------------------
High Yield Fund                              $ 559,425    $ 33,210      $  1,029
Select Income Fund                             654,457      11,535         6,255
Tax-Free Bond Fund                             244,694       6,628            --
U.S. Government Securities Fund                188,674      42,065            --


If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

IFG receives a transfer agent fee from each Class at an annual rate of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Funds for the six months ended February 28, 2002.

A 2% redemption fee is retained by High Yield Fund - Investor Class to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in-Capital by High Yield Fund - Investor Class. Total redemption fees received by High Yield Fund - Investor Class for the six months ended February 28, 2002 were $82,243.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                             PURCHASES                 SALES
--------------------------------------------------------------------------------
High Yield Fund                           $     92,095,492    $      166,360,681
Select Income Fund                              50,791,670           158,871,299
Tax-Free Bond Fund                              26,662,016            38,612,678

For the six months ended February 28, 2002, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                             PURCHASES                 SALES
--------------------------------------------------------------------------------
High Yield Fund                            $     2,951,442     $               0
Select Income Fund                              89,375,019            52,819,678
U.S. Government Securities Fund                154,912,783           138,284,730

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI or AIM.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended February 28, 2002, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                         UNFUNDED
                                       PENSION            ACCRUED        PENSION
FUND                                  EXPENSES      PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------
High Yield Fund                       $      0      $       7,612  $      62,972
Select Income Fund                           0              4,440         44,371
Tax-Free Bond Fund                           0             10,552         34,751
U.S. Government Securities Fund              0              3,059         12,784

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITY LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended February 28, 2002, there were no such securities lending for any of the Funds.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended February 28, 2002, Tax-Free Bond Fund borrowed cash at a weighted average rate of 3.28% and interest expense amounted to $9,392. During that period, Select Income Fund lent cash at a weighted average rate of 2.33% and interest income amounted to $625. During the six months ended February 28, 2002, there were no such borrowings and/or lendings for High Yield and U.S. Government Securities Funds.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended February 28, 2002, Select Income and Tax-Free Bond Funds borrowed cash at a weighted average rate ranging from 2.50% to 3.06%, respectively, and interest expense amounted to $486 and $3,627, respectively. During the six months ended February 28, 2002, there were no such borrowings for High Yield and U.S. Government Securities Funds.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% which may be reduced or certain sales charge exceptions may apply. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC fee. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended February 28, 2002, the Distributor received the following CDSC fees from Class C shareholders:



FUND                                      CLASS C
-------------------------------------------------
High Yield Fund                       $     6,569
Select Income Fund                            783
Tax-Free Bond Fund                            174
U.S. Government Securities Fund             4,068

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND--INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS
                                                             ENDED
                                                       FEBRUARY 28                         YEAR ENDED AUGUST 31
====================================================================================================================================
                                                              2002          2001        2000        1999        1998         1997
                                                         UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                     $    4.26     $    5.98   $    6.40   $    6.76   $    7.45    $    6.84
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.21          0.59        0.60        0.60        0.64         0.62
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                             (0.97)        (1.72)      (0.42)      (0.19)      (0.29)        0.64
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                             (0.76)        (1.13)       0.18        0.41        0.35         1.26
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                          0.21          0.59        0.60        0.60        0.64         0.62
Distributions from Capital Gains                              0.00          0.00        0.00        0.17        0.40         0.03
====================================================================================================================================
TOTAL DISTRIBUTIONS                                           0.21          0.59        0.60        0.77        1.04         0.65
====================================================================================================================================
Net Asset Value--End of Period                           $    3.29     $    4.26   $    5.98   $    6.40   $    6.76    $    7.45
====================================================================================================================================

TOTAL RETURN                                               (18.18%)(a)   (19.96%)      2.89%       6.53%       4.44%       19.27%

RATIOS
Net Assets--End of Period ($000 Omitted)                 $ 330,945     $ 516,687   $ 787,537   $ 793,337   $ 641,394    $ 470,965
Ratio of Expenses to Average Net Assets(b)(c)                0.62%(a)      1.08%       1.00%       0.99%       0.86%        1.00%
Ratio of Net Investment Income to Average Net Assets(c)      5.85%(a)     11.31%       9.60%       9.13%       8.72%        8.71%
Portfolio Turnover Rate                                        24%(a)       111%         98%        154%        282%         129%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.
(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(c) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.64% and ratio of net investment income to average net assets would have been 5.83%.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND--CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    SIX MONTHS                YEAR        PERIOD
                                                                                         ENDED               ENDED         ENDED
                                                                                   FEBRUARY 28           AUGUST 31     AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          2002                2001          2000(a)
                                                                                     UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                                  $   4.25           $    5.97     $    6.31
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                     0.20                0.55          0.30
Net Losses on Securities (Both Realized and Unrealized)                                  (0.98)              (1.72)        (0.34)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                         (0.78)              (1.17)        (0.04)
====================================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                                      0.20                0.55          0.30
====================================================================================================================================
Net Asset Value--End of Period                                                        $   3.27           $    4.25     $    5.97
====================================================================================================================================

TOTAL RETURN(b)                                                                        (18.56%)(c)         (20.70%)       (0.52%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                              $  5,036           $   7,770     $   4,843
Ratio of Expenses to Average Net Assets(d)                                               0.96%(c)            1.69%         1.60%(e)
Ratio of Net Investment Income to Average Net Assets                                     5.47%(c)           10.75%         9.20%(e)
Portfolio Turnover Rate                                                                    24%(c)             111%           98%(f)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND--CLASS K
---------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS                PERIOD
                                                                   ENDED                 ENDED
                                                             FEBRUARY 28             AUGUST 31
---------------------------------------------------------------------------------------------------
                                                                    2002                  2001(a)
                                                               UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                            $   4.26             $     5.20
===================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.20                  0.40
Net Losses on Securities (Both Realized and Unrealized)            (0.98)                (0.94)
===================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                   (0.78)                (0.54)
===================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                0.20                  0.40
===================================================================================================
Net Asset Value--End of Period                                  $   3.28            $     4.26
===================================================================================================

TOTAL RETURN                                                     (18.52%)(b)           (11.15%)(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                        $    918            $        3
Ratio of Expenses to Average Net Assets(c)(d)                      0.73%(b)              1.48%(e)
Ratio of Net Investment Income to Average Net Assets(d)            5.12%(b)             10.77%(e)
Portfolio Turnover Rate                                              24%(b)               111%(f)

(a)  From December 14, 2000, since inception of Class K, to August 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.90% and 3.56% (annualized), respectively, and ratio of net investment income to average net assets would have been 4.95% and 8.69% (annualized), respectively.
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND--INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         SIX MONTHS
                                                              ENDED
                                                        FEBRUARY 28                           YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                               2002         2001         2000         1999         1998         1997
                                                          UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                      $    5.79    $    6.06    $    6.15    $    6.68    $    6.66    $    6.35
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.17         0.43         0.43         0.43         0.43         0.45
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                              (0.61)       (0.27)       (0.09)       (0.41)        0.19         0.34
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                              (0.44)        0.16         0.34         0.02         0.62         0.79
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                           0.17         0.43         0.43         0.43         0.43         0.45
Distributions from Capital Gains(a)                            0.00         0.00         0.00         0.12         0.17         0.03
====================================================================================================================================
TOTAL DISTRIBUTIONS                                            0.17         0.43         0.43         0.55         0.60         0.48
====================================================================================================================================
Net Asset Value--End of Period                            $    5.18    $    5.79    $    6.06    $    6.15    $    6.68    $    6.66
====================================================================================================================================

TOTAL RETURN                                                 (7.62%)(b)    2.73%        5.78%        0.15%        9.58%       12.89%

RATIOS
Net Assets--End of Period ($000 Omitted)                  $ 417,486    $ 593,629    $ 574,518    $ 549,438    $ 502,624    $ 287,618
Ratio of Expenses to Average Net Assets(c)(d)                 0.52%(b)     1.05%        1.06%        1.06%        1.06%        1.03%
Ratio of Net Investment Income to Average Net Assets(d)       3.24%(b)     7.18%        7.10%        6.56%        6.36%        6.98%
Portfolio Turnover Rate                                         30%(b)       79%          82%         135%         140%         263%

(a) Distributions from Capital Gains aggregated less than $0.01 on a per share basis for the year ended August 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the years ended August 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.64%, 1.32%, 1.19%, 1.16%, 1.10% and 1.21%, respectively, and ratio of net investment income to average net assets would have been 3.12%, 6.91%, 6.97%, 6.46%, 6.32% and 6.80%, respectively.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND--CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   SIX MONTHS               YEAR           PERIOD
                                                                                        ENDED              ENDED            ENDED
                                                                                  FEBRUARY 28          AUGUST 31        AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001             2000(a)
                                                                                    UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                                $    5.79          $    6.06        $    6.02
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                    0.15               0.39             0.21
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                      (0.61)             (0.27)            0.04
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                        (0.46)              0.12             0.25
====================================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                                     0.15               0.39             0.21
====================================================================================================================================
Net Asset Value--End of Period                                                      $    5.18          $    5.79        $    6.06
====================================================================================================================================

TOTAL RETURN(b)                                                                       (7.96)%(c)           1.97%            4.24%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                            $   1,801          $   2,839        $     377
Ratio of Expenses to Average Net Assets(d)(e)                                           0.89%(c)           1.79%            1.83%(f)
Ratio of Net Investment Income to Average Net Assets(e)                                 2.87%(c)           6.23%            6.42%(f)
Portfolio Turnover Rate                                                                   30%(c)             79%              82%(g)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the year ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07% and 1.79%, respectively, and ratio of net investment income to average net assets would have been 2.69% and 6.23%, respectively.
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND--CLASS K
--------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              SIX MONTHS            PERIOD
                                                                                   ENDED             ENDED
                                                                             FEBRUARY 28         AUGUST 31
--------------------------------------------------------------------------------------------------------------
                                                                                    2002              2001(a)
                                                                               UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                           $    5.78         $    5.93
==============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                               0.17              0.28
Net Losses on Securities (Both Realized and Unrealized)                            (0.60)            (0.15)
==============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                   (0.43)             0.13
==============================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                                0.17              0.28
==============================================================================================================
Net Asset Value--End of Period                                                 $    5.18         $    5.78
==============================================================================================================

TOTAL RETURN                                                                      (7.55%)(b)         2.25%(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                                       $   6,068         $       2
Ratio of Expenses to Average Net Assets(c)(d)                                      0.63%(b)          1.24%(e)
Ratio of Net Investment Income to Average Net Assets(d)                            3.17%(b)          6.60%(e)
Portfolio Turnover Rate                                                              30%(b)            79%(f)

(a)  From December 14, 2000, since inception of Class K, to August 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.74% and 3.63% (annualized), re-spectively, and ratio of net investment income would have been 3.06% and 4.21% (annualized), respectively.
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND--INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS                                  PERIOD
                                                   ENDED            YEAR ENDED             ENDED
                                             FEBRUARY 28             AUGUST 31         AUGUST 31          YEAR ENDED JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
                                                    2002         2001        2000        1999(a)      1999        1998       1997
                                               UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period         $     15.49   $    14.72   $   14.53   $   14.71   $    15.57   $   15.34  $   15.20
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.33         0.68        0.64        0.10         0.62        0.63       0.66
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (0.19)        0.77        0.24       (0.18)       (0.40)       0.40       0.38
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    0.14         1.45        0.88       (0.08)        0.22        1.03       1.04
==================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.33         0.68        0.64        0.10         0.62        0.63       0.67
Distributions from Capital Gains                    0.00         0.00        0.05        0.00         0.46        0.17       0.23
==================================================================================================================================
TOTAL DISTRIBUTIONS                                 0.33         0.68        0.69        0.10         1.08        0.80       0.90
==================================================================================================================================
Net Asset Value--End of Period               $     15.30   $    15.49   $   14.72   $   14.53   $    14.71   $   15.57  $   15.34
==================================================================================================================================

TOTAL RETURN                                       0.91%(b)    10.07%       6.32%      (0.53%)(b)    1.30%       6.87%      7.05%

RATIOS

Net Assets--End of Period ($000 Omitted)     $   193,732   $  214,617   $ 178,154   $ 191,836   $  201,791   $ 211,471  $ 220,410
Ratio of Expenses to Average Net Assets(c)(d)      0.45%(b)     0.90%       0.91%       0.90%(e)     0.91%       0.91%      0.90%
Ratio of Net Investment Income to
  Average Net Assets(d)                            2.17%(b)     4.46%       4.45%       4.08%(e)     4.03%       4.06%      4.36%
Portfolio Turnover Rate                              14%(b)       33%         50%          3%(b)       66%        173%       123%

(a)  From July 1, 1999 to August 31, 1999.
(b) Based on operations for the period shown and, accordingly, is not respresentative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002, the years ended August 31, 2001 and 2000, the period ended August 31, 1999 and the years ended June 30, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.36%, 1.08%, 1.11%, 1.14% (annualized), 1.06%, 1.04% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 2.26%, 4.28%, 4.25%, 3.84% (annualized), 3.88%, 3.93% and 4.21%, respectively.
(e)  Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND--CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  SIX MONTHS                                  PERIOD
                                                                                       ENDED        YEAR ENDED                 ENDED
                                                                                 FEBRUARY 28         AUGUST 31             AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        2002              2001               2000(a)
                                                                                   UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                              $    17.50        $    14.71         $     14.05
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                   0.30              0.58                0.29
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                     (0.22)             2.79                0.66
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                        0.08              3.37                0.95
====================================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                                    0.30              0.58                0.29
====================================================================================================================================
Net Asset Value--End of Period                                                    $    17.28        $    17.50         $     14.71
====================================================================================================================================

TOTAL RETURN(b)                                                                        0.51%(c)         23.26%              6.86%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                          $      993        $    1,279         $       1
Ratio of Expenses to Average Net Assets(d)(e)                                          0.82%(c)          1.66%             1.66%(f)
Ratio of Net Investment Income to Average Net Assets(e)                                1.77%(c)          3.58%             3.79%(f)
Portfolio Turnover Rate                                                                  14%(c)            33%               50%(g)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002, the year ended August 31, 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.72%, 1.84% and 6.90% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 1.87%, 3.40% and (1.45%) (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND--INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         SIX MONTHS
                                                              ENDED
                                                        FEBRUARY 28                          YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                               2002           2001        2000        1999       1998         1997
                                                          UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                      $    7.41      $    7.05    $   6.81    $   7.99   $   7.49    $    7.15
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.15           0.36        0.36        0.35       0.40         0.43
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)(a)                           (0.00)          0.36        0.24       (0.58)      0.67         0.34
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               0.15           0.72        0.60       (0.23)      1.07         0.77
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                           0.15           0.36        0.36        0.35       0.40         0.43
Distributions from Capital Gains(b)                            0.00           0.00        0.00        0.60       0.17         0.00
====================================================================================================================================
TOTAL DISTRIBUTIONS                                            0.15           0.36        0.36        0.95       0.57         0.43
====================================================================================================================================
Net Asset Value--End of Period                            $    7.41      $    7.41    $   7.05    $   6.81   $   7.99    $    7.49
====================================================================================================================================

TOTAL RETURN                                                  2.10%(c)      10.45%       9.12%      (3.40%)    14.75%       11.01%

RATIOS
Net Assets--End of Period ($000 Omitted)                  $ 141,681      $ 130,510    $ 74,870    $ 79,899   $ 79,485    $  51,581
Ratio of Expenses to Average Net Assets(d)(e)                 0.50%(c)       1.00%       1.02%       1.01%       1.01%       1.01%
Ratio of Net Investment Income to Average Net Assets(e)       2.11%(c)       4.87%       5.28%       4.80%       5.22%       5.78%
Portfolio Turnover Rate                                         93%(c)         90%         21%        114%        323%        139%

(a) Net Gains or (Losses) on Securities (Both Realized and Unrealized) aggregated less than $0.01 on a per share basis for the six months ended February 28, 2002.
(b) Distributions from Capital Gains aggregated less than $0.01 on a per share basis for the year ended August 31, 2000.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the years ended August 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.68%, 1.43%, 1.61%, 1.60%, 1.41% and 1.32%, respectively, and ratio of net investment income to average net assets would have been 1.93%, 4.44%, 4.69%, 4.21%, 4.82% and 5.47%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND--CLASS C
--------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       SIX MONTHS                 YEAR                PERIOD
                                                                            ENDED                ENDED                 ENDED
                                                                      FEBRUARY 28            AUGUST 31             AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
                                                                             2002                 2001                  2000(a)
                                                                        UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $     7.40            $    7.06             $    6.72
================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                        0.13                 0.30                  0.17
Net Gains or (Losses) on Securities (Both Realized and Unrealized)(b)       (0.00)                0.34                  0.34
================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                             0.13                 0.64                  0.51
================================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                         0.13                 0.30                 0.17
================================================================================================================================
Net Asset Value--End of Period                                         $     7.40            $    7.40             $    7.06
================================================================================================================================

TOTAL RETURN(c)                                                             1.72%(d)             9.23%                7.64%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                               $    8,831            $   7,431             $    241
Ratio of Expenses to Average Net Assets(e)(f)                               0.86%(d)             1.70%                1.94%(g)
Ratio of Net Investment Income to Average Net Assets(f)                     1.75%(d)             3.81%                4.65%(g)
Portfolio Turnover Rate                                                       93%(d)               90%                  21%(h)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b) Net Gains or (Losses) on Securities (Both Realized and Unrealized) aggregated less than $0.01 on a per share basis for the six months ended February 28, 2002.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002, the year ended August 31, 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.92%, 1.82% and 2.29% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.69%, 3.69% and 4.30% (annualized), respectively.
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

NOTES TO FINANCIAL STATEMENTS
INVESCO BOND FUNDS, INC.
UNAUDITED

NOTE 1-- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds:
High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. INVESCO Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective December 14, 2000, High Yield and Select Income Funds began offering an additional class of shares, referred to as Class K shares. Effective April 1, 2002, High Yield, Select Income, Tax-Free Bond and U.S. Government Securities Funds will begin offering two additional classes of shares, referred to as Class A and Class B shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares of the Fund are currently sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares will be offered only to grandfathered investors who have established an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended February 28, 2002, High Yield and Select Income Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield and Select Income Funds may have elements of risk due to concentrated investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Mortgage paydown gain/loss is treated as capital gains for federal income tax purposes but is included in interest income in the Statement of Operations.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

                                                                                        NET TAX
                                      COST OF       GROSS TAX       GROSS TAX      APPRECIATION
                              INVESTMENTS FOR      UNREALIZED      UNREALIZED    (DEPRECIATION)
FUND                             TAX PURPOSES    APPRECIATION    DEPRECIATION    ON INVESTMENTS
-----------------------------------------------------------------------------------------------
High Yield Fund                 $ 553,656,600     $ 3,340,855   $ 226,634,269   $ (223,293,414)
Select Income Fund                468,683,036      16,140,393      56,424,998      (40,284,605)
Tax Free Bond Fund                184,440,992      11,155,309         191,969       10,963,340
U.S. Government Securities Fund   147,761,542       1,271,346         202,855        1,068,491

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

The Fund incurred and elected to defer post-October 31 capital losses which amounted to $94,684,989, $12,087,766 and $12,376, respectively, for High Yield, Select Income and Tax Free Bond Funds, respectively, to the year ended August 31, 2002. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                         AVERAGE NET ASSETS
-------------------------------------------------------------------------------
                                                     $0 TO    $300 TO      OVER
                                                      $300       $500      $500
FUND                                               MILLION    MILLION   MILLION
-------------------------------------------------------------------------------
High Yield Fund                                      0.50%      0.40%     0.30%
Select Income Fund                                   0.55%      0.45%     0.35%
Tax-Free Bond Fund                                   0.55%      0.45%     0.35%
U.S. Government Securities Fund                      0.55%      0.45%     0.35%

A Sub-Advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of Tax-Free Bond Fund are made by AIM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the six months ended February 28, 2002, amounts paid to the Distributor were as follows:

                                              INVESTOR       CLASS         CLASS
FUND                                             CLASS           C             K
--------------------------------------------------------------------------------
High Yield Fund                              $ 559,425    $ 33,210      $  1,029
Select Income Fund                             654,457      11,535         6,255
Tax-Free Bond Fund                             244,694       6,628            --
U.S. Government Securities Fund                188,674      42,065            --


If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

IFG receives a transfer agent fee from each Class at an annual rate of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Funds for the six months ended February 28, 2002.

A 2% redemption fee is retained by High Yield Fund - Investor Class to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in-Capital by High Yield Fund - Investor Class. Total redemption fees received by High Yield Fund - Investor Class for the six months ended February 28, 2002 were $82,243.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                             PURCHASES                 SALES
--------------------------------------------------------------------------------
High Yield Fund                           $     92,095,492    $      166,360,681
Select Income Fund                              50,791,670           158,871,299
Tax-Free Bond Fund                              26,662,016            38,612,678

For the six months ended February 28, 2002, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                             PURCHASES                 SALES
--------------------------------------------------------------------------------
High Yield Fund                            $     2,951,442     $               0
Select Income Fund                              89,375,019            52,819,678
U.S. Government Securities Fund                154,912,783           138,284,730

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI or AIM.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended February 28, 2002, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                         UNFUNDED
                                       PENSION            ACCRUED        PENSION
FUND                                  EXPENSES      PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------
High Yield Fund                       $      0      $       7,612  $      62,972
Select Income Fund                           0              4,440         44,371
Tax-Free Bond Fund                           0             10,552         34,751
U.S. Government Securities Fund              0              3,059         12,784

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITY LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended February 28, 2002, there were no such securities lending for any of the Funds.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended February 28, 2002, Tax-Free Bond Fund borrowed cash at a weighted average rate of 3.28% and interest expense amounted to $9,392. During that period, Select Income Fund lent cash at a weighted average rate of 2.33% and interest income amounted to $625. During the six months ended February 28, 2002, there were no such borrowings and/or lendings for High Yield and U.S. Government Securities Funds.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended February 28, 2002, Select Income and Tax-Free Bond Funds borrowed cash at a weighted average rate ranging from 2.50% to 3.06%, respectively, and interest expense amounted to $486 and $3,627, respectively. During the six months ended February 28, 2002, there were no such borrowings for High Yield and U.S. Government Securities Funds.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% which may be reduced or certain sales charge exceptions may apply. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC fee. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended February 28, 2002, the Distributor received the following CDSC fees from Class C shareholders:



FUND                                      CLASS C
-------------------------------------------------
High Yield Fund                       $     6,569
Select Income Fund                            783
Tax-Free Bond Fund                            174
U.S. Government Securities Fund             4,068

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND--INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS
                                                             ENDED
                                                       FEBRUARY 28                         YEAR ENDED AUGUST 31
====================================================================================================================================
                                                              2002          2001        2000        1999        1998         1997
                                                         UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                     $    4.26     $    5.98   $    6.40   $    6.76   $    7.45    $    6.84
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.21          0.59        0.60        0.60        0.64         0.62
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                             (0.97)        (1.72)      (0.42)      (0.19)      (0.29)        0.64
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                             (0.76)        (1.13)       0.18        0.41        0.35         1.26
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                          0.21          0.59        0.60        0.60        0.64         0.62
Distributions from Capital Gains                              0.00          0.00        0.00        0.17        0.40         0.03
====================================================================================================================================
TOTAL DISTRIBUTIONS                                           0.21          0.59        0.60        0.77        1.04         0.65
====================================================================================================================================
Net Asset Value--End of Period                           $    3.29     $    4.26   $    5.98   $    6.40   $    6.76    $    7.45
====================================================================================================================================

TOTAL RETURN                                               (18.18%)(a)   (19.96%)      2.89%       6.53%       4.44%       19.27%

RATIOS
Net Assets--End of Period ($000 Omitted)                 $ 330,945     $ 516,687   $ 787,537   $ 793,337   $ 641,394    $ 470,965
Ratio of Expenses to Average Net Assets(b)(c)                0.62%(a)      1.08%       1.00%       0.99%       0.86%        1.00%
Ratio of Net Investment Income to Average Net Assets(c)      5.85%(a)     11.31%       9.60%       9.13%       8.72%        8.71%
Portfolio Turnover Rate                                        24%(a)       111%         98%        154%        282%         129%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.
(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(c) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.64% and ratio of net investment income to average net assets would have been 5.83%.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND--CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    SIX MONTHS                YEAR        PERIOD
                                                                                         ENDED               ENDED         ENDED
                                                                                   FEBRUARY 28           AUGUST 31     AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          2002                2001          2000(a)
                                                                                     UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                                  $   4.25           $    5.97     $    6.31
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                     0.20                0.55          0.30
Net Losses on Securities (Both Realized and Unrealized)                                  (0.98)              (1.72)        (0.34)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                         (0.78)              (1.17)        (0.04)
====================================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                                      0.20                0.55          0.30
====================================================================================================================================
Net Asset Value--End of Period                                                        $   3.27           $    4.25     $    5.97
====================================================================================================================================

TOTAL RETURN(b)                                                                        (18.56%)(c)         (20.70%)       (0.52%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                              $  5,036           $   7,770     $   4,843
Ratio of Expenses to Average Net Assets(d)                                               0.96%(c)            1.69%         1.60%(e)
Ratio of Net Investment Income to Average Net Assets                                     5.47%(c)           10.75%         9.20%(e)
Portfolio Turnover Rate                                                                    24%(c)             111%           98%(f)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND--CLASS K
---------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS                PERIOD
                                                                   ENDED                 ENDED
                                                             FEBRUARY 28             AUGUST 31
---------------------------------------------------------------------------------------------------
                                                                    2002                  2001(a)
                                                               UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                            $   4.26             $     5.20
===================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.20                  0.40
Net Losses on Securities (Both Realized and Unrealized)            (0.98)                (0.94)
===================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                   (0.78)                (0.54)
===================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                0.20                  0.40
===================================================================================================
Net Asset Value--End of Period                                  $   3.28            $     4.26
===================================================================================================

TOTAL RETURN                                                     (18.52%)(b)           (11.15%)(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                        $    918            $        3
Ratio of Expenses to Average Net Assets(c)(d)                      0.73%(b)              1.48%(e)
Ratio of Net Investment Income to Average Net Assets(d)            5.12%(b)             10.77%(e)
Portfolio Turnover Rate                                              24%(b)               111%(f)

(a)  From December 14, 2000, since inception of Class K, to August 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.90% and 3.56% (annualized), respectively, and ratio of net investment income to average net assets would have been 4.95% and 8.69% (annualized), respectively.
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND--INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         SIX MONTHS
                                                              ENDED
                                                        FEBRUARY 28                           YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

                                                               2002         2001         2000         1999         1998         1997
                                                          UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                      $    5.79    $    6.06    $    6.15    $    6.68    $    6.66    $    6.35
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.17         0.43         0.43         0.43         0.43         0.45
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                              (0.61)       (0.27)       (0.09)       (0.41)        0.19         0.34
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                              (0.44)        0.16         0.34         0.02         0.62         0.79
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                           0.17         0.43         0.43         0.43         0.43         0.45
Distributions from Capital Gains(a)                            0.00         0.00         0.00         0.12         0.17         0.03
====================================================================================================================================
TOTAL DISTRIBUTIONS                                            0.17         0.43         0.43         0.55         0.60         0.48
====================================================================================================================================
Net Asset Value--End of Period                            $    5.18    $    5.79    $    6.06    $    6.15    $    6.68    $    6.66
====================================================================================================================================

TOTAL RETURN                                                 (7.62%)(b)    2.73%        5.78%        0.15%        9.58%       12.89%

RATIOS
Net Assets--End of Period ($000 Omitted)                  $ 417,486    $ 593,629    $ 574,518    $ 549,438    $ 502,624    $ 287,618
Ratio of Expenses to Average Net Assets(c)(d)                 0.52%(b)     1.05%        1.06%        1.06%        1.06%        1.03%
Ratio of Net Investment Income to Average Net Assets(d)       3.24%(b)     7.18%        7.10%        6.56%        6.36%        6.98%
Portfolio Turnover Rate                                         30%(b)       79%          82%         135%         140%         263%

(a) Distributions from Capital Gains aggregated less than $0.01 on a per share basis for the year ended August 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the years ended August 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.64%, 1.32%, 1.19%, 1.16%, 1.10% and 1.21%, respectively, and ratio of net investment income to average net assets would have been 3.12%, 6.91%, 6.97%, 6.46%, 6.32% and 6.80%, respectively.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND--CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   SIX MONTHS               YEAR           PERIOD
                                                                                        ENDED              ENDED            ENDED
                                                                                  FEBRUARY 28          AUGUST 31        AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         2002               2001             2000(a)
                                                                                    UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                                $    5.79          $    6.06        $    6.02
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                    0.15               0.39             0.21
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                      (0.61)             (0.27)            0.04
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                        (0.46)              0.12             0.25
====================================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                                     0.15               0.39             0.21
====================================================================================================================================
Net Asset Value--End of Period                                                      $    5.18          $    5.79        $    6.06
====================================================================================================================================

TOTAL RETURN(b)                                                                       (7.96)%(c)           1.97%            4.24%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                            $   1,801          $   2,839        $     377
Ratio of Expenses to Average Net Assets(d)(e)                                           0.89%(c)           1.79%            1.83%(f)
Ratio of Net Investment Income to Average Net Assets(e)                                 2.87%(c)           6.23%            6.42%(f)
Portfolio Turnover Rate                                                                   30%(c)             79%              82%(g)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the year ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07% and 1.79%, respectively, and ratio of net investment income to average net assets would have been 2.69% and 6.23%, respectively.
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND--CLASS K
-----------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              SIX MONTHS            PERIOD
                                                                                   ENDED             ENDED
                                                                             FEBRUARY 28         AUGUST 31
-----------------------------------------------------------------------------------------------------------------

                                                                                    2002              2001(a)
                                                                               UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                           $    5.78         $    5.93
=================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                               0.17              0.28
Net Losses on Securities (Both Realized and Unrealized)                            (0.60)            (0.15)
=================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                   (0.43)             0.13
=================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                                0.17              0.28
=================================================================================================================
Net Asset Value--End of Period                                                 $    5.18         $    5.78
=================================================================================================================

TOTAL RETURN                                                                      (7.55%)(b)         2.25%(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                                       $   6,068         $       2
Ratio of Expenses to Average Net Assets(c)(d)                                      0.63%(b)          1.24%(e)
Ratio of Net Investment Income to Average Net Assets(d)                            3.17%(b)          6.60%(e)
Portfolio Turnover Rate                                                              30%(b)            79%(f)

(a)  From December 14, 2000, since inception of Class K, to August 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.74% and 3.63% (annualized), re-spectively, and ratio of net investment income would have been 3.06% and 4.21% (annualized), respectively.
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND--INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS                                  PERIOD
                                                   ENDED            YEAR ENDED             ENDED
                                             FEBRUARY 28             AUGUST 31         AUGUST 31          YEAR ENDED JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
                                                    2002         2001        2000        1999(a)      1999        1998       1997
                                               UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period         $     15.49   $    14.72   $   14.53   $   14.71   $    15.57   $   15.34  $   15.20
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.33         0.68        0.64        0.10         0.62        0.63       0.66
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (0.19)        0.77        0.24       (0.18)       (0.40)       0.40       0.38
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    0.14         1.45        0.88       (0.08)        0.22        1.03       1.04
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.33         0.68        0.64        0.10         0.62        0.63       0.67
Distributions from Capital Gains                    0.00         0.00        0.05        0.00         0.46        0.17       0.23
====================================================================================================================================
TOTAL DISTRIBUTIONS                                 0.33         0.68        0.69        0.10         1.08        0.80       0.90
====================================================================================================================================
Net Asset Value--End of Period               $     15.30   $    15.49   $   14.72   $   14.53   $    14.71   $   15.57  $   15.34
====================================================================================================================================

TOTAL RETURN                                       0.91%(b)    10.07%       6.32%      (0.53%)(b)    1.30%       6.87%      7.05%

RATIOS

Net Assets--End of Period ($000 Omitted)     $   193,732   $  214,617   $ 178,154   $ 191,836   $  201,791   $ 211,471  $ 220,410
Ratio of Expenses to Average Net Assets(c)(d)      0.45%(b)     0.90%       0.91%       0.90%(e)     0.91%       0.91%      0.90%
Ratio of Net Investment Income to
  Average Net Assets(d)                            2.17%(b)     4.46%       4.45%       4.08%(e)     4.03%       4.06%      4.36%
Portfolio Turnover Rate                              14%(b)       33%         50%          3%(b)       66%        173%       123%

(a)  From July 1, 1999 to August 31, 1999.
(b) Based on operations for the period shown and, accordingly, is not respresentative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002, the years ended August 31, 2001 and 2000, the period ended August 31, 1999 and the years ended June 30, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.36%, 1.08%, 1.11%, 1.14% (annualized), 1.06%, 1.04% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 2.26%, 4.28%, 4.25%, 3.84% (annualized), 3.88%, 3.93% and 4.21%, respectively.
(e)  Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND--CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  SIX MONTHS                                  PERIOD
                                                                                       ENDED        YEAR ENDED                 ENDED
                                                                                 FEBRUARY 28         AUGUST 31             AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        2002              2001               2000(a)
                                                                                   UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                              $    17.50        $    14.71         $     14.05
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                   0.30              0.58                0.29
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                     (0.22)             2.79                0.66
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                        0.08              3.37                0.95
====================================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                                    0.30              0.58                0.29
====================================================================================================================================
Net Asset Value--End of Period                                                    $    17.28        $    17.50         $     14.71
====================================================================================================================================

TOTAL RETURN(b)                                                                        0.51%(c)         23.26%              6.86%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                          $      993        $    1,279         $       1
Ratio of Expenses to Average Net Assets(d)(e)                                          0.82%(c)          1.66%             1.66%(f)
Ratio of Net Investment Income to Average Net Assets(e)                                1.77%(c)          3.58%             3.79%(f)
Portfolio Turnover Rate                                                                  14%(c)            33%               50%(g)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002, the year ended August 31, 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.72%, 1.84% and 6.90% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 1.87%, 3.40% and (1.45%) (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND--INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         SIX MONTHS
                                                              ENDED
                                                        FEBRUARY 28                          YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                               2002           2001        2000        1999       1998         1997
                                                          UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                      $    7.41      $    7.05    $   6.81    $   7.99   $   7.49    $    7.15
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.15           0.36        0.36        0.35       0.40         0.43
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)(a)                           (0.00)          0.36        0.24       (0.58)      0.67         0.34
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               0.15           0.72        0.60       (0.23)      1.07         0.77
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                           0.15           0.36        0.36        0.35       0.40         0.43
Distributions from Capital Gains(b)                            0.00           0.00        0.00        0.60       0.17         0.00
====================================================================================================================================
TOTAL DISTRIBUTIONS                                            0.15           0.36        0.36        0.95       0.57         0.43
====================================================================================================================================
Net Asset Value--End of Period                            $    7.41      $    7.41    $   7.05    $   6.81   $   7.99    $    7.49
====================================================================================================================================

TOTAL RETURN                                                  2.10%(c)      10.45%       9.12%      (3.40%)    14.75%       11.01%

RATIOS
Net Assets--End of Period ($000 Omitted)                  $ 141,681      $ 130,510    $ 74,870    $ 79,899   $ 79,485    $  51,581
Ratio of Expenses to Average Net Assets(d)(e)                 0.50%(c)       1.00%       1.02%       1.01%       1.01%       1.01%
Ratio of Net Investment Income to Average Net Assets(e)       2.11%(c)       4.87%       5.28%       4.80%       5.22%       5.78%
Portfolio Turnover Rate                                         93%(c)         90%         21%        114%        323%        139%

(a) Net Gains or (Losses) on Securities (Both Realized and Unrealized) aggregated less than $0.01 on a per share basis for the six months ended February 28, 2002.
(b) Distributions from Capital Gains aggregated less than $0.01 on a per share basis for the year ended August 31, 2000.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002 and the years ended August 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.68%, 1.43%, 1.61%, 1.60%, 1.41% and 1.32%, respectively, and ratio of net investment income to average net assets would have been 1.93%, 4.44%, 4.69%, 4.21%, 4.82% and 5.47%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND--CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       SIX MONTHS                 YEAR                PERIOD
                                                                            ENDED                ENDED                 ENDED
                                                                      FEBRUARY 28            AUGUST 31             AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                             2002                 2001                  2000(a)
                                                                        UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $     7.40            $    7.06             $    6.72
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                        0.13                 0.30                  0.17
Net Gains or (Losses) on Securities (Both Realized and Unrealized)(b)       (0.00)                0.34                  0.34
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                             0.13                 0.64                  0.51
====================================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                         0.13                 0.30                 0.17
====================================================================================================================================
Net Asset Value--End of Period                                         $     7.40            $    7.40             $    7.06
====================================================================================================================================

TOTAL RETURN(c)                                                             1.72%(d)             9.23%                7.64%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                               $    8,831            $   7,431             $    241
Ratio of Expenses to Average Net Assets(e)(f)                               0.86%(d)             1.70%                1.94%(g)
Ratio of Net Investment Income to Average Net Assets(f)                     1.75%(d)             3.81%                4.65%(g)
Portfolio Turnover Rate                                                       93%(d)               90%                  21%(h)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b) Net Gains or (Losses) on Securities (Both Realized and Unrealized) aggregated less than $0.01 on a per share basis for the six months ended February 28, 2002.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2002, the year ended August 31, 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.92%, 1.82% and 2.29% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.69%, 3.69% and 4.30% (annualized), respectively.
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.
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[INVESCO ICON] INVESCO(R)

1-800-525-8085
Personal Account Line: 1-800-424-8085
Advisor Services: 1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc., (SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.

SINC  9301  4/02